ING INVESTORS TRUST
(FORMERLY, THE GCG TRUST)

PROSPECTUS
SEPTEMBER 2, 2003

STOCK FUNDS
  ING American Funds Growth Portfolio
  ING American Funds International Portfolio
  ING American Funds Growth-Income Portfolio

NOT ALL PORTFOLIOS MAY BE AVAILABLE IN
ALL JURISDICTIONS, UNDER ALL
VARIABLE CONTRACTS OR UNDER ALL PLANS

                                                                      [ING LOGO]

THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN CERTAIN ING INVESTORS TRUST PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT IS: NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THEIR OBJECTIVES.

THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

                               TABLE OF CONTENTS

                                               PAGE
INTRODUCTION
  ING Investors Trust........................     2
  Master/Feeder Mutual Fund Structure........     2
  Investment Manager.........................     2
  Investment Adviser to the Master Funds.....     2
  Portfolios and Master Funds................     2
  Investing through your Variable Contract or
    Qualified Plan...........................     3
  Why Reading this Prospectus and the Master
    Funds' Prospectus is Important...........     3
DESCRIPTION OF THE PORTFOLIOS
  ING American Funds Growth Portfolio........     4
  ING American Funds International
    Portfolio................................     6
  ING American Funds Growth-Income
    Portfolio................................     8
PORTFOLIO FEES AND EXPENSES..................     9
SUMMARY OF PRINCIPAL RISKS...................    10
MORE INFORMATION
  Percentage and Rating Limitations..........    12
  A Word about Portfolio Diversity...........    12
  Additional Information about the Portfolios
    and the Master Funds.....................    12
  Additional Investment Policies.............    12
  Temporary Defensive Positions..............    12
  Independent Auditors.......................    13
  Portfolio Distribution.....................    13
  Rule 12b-1 Plans...........................    13
  Interests of the Holders of Variable
    Insurance Contracts and Policies and
    Qualified Plans..........................    13
OVERALL MANAGEMENT OF THE TRUST
  The Investment Manager.....................    13
  "Manager of Managers" Structure............    14
MANAGEMENT OF THE MASTER FUNDS
  Investment Adviser to each Master Fund.....    14
  Performance of Master Funds................    16
  Advisory Fee...............................    16
SHARE PRICE..................................    17
TAXES AND DISTRIBUTIONS......................    17
TO OBTAIN MORE INFORMATION...................  Back
ING INVESTORS TRUST TRUSTEES.................  Back

                                  INTRODUCTION

ING INVESTORS TRUST

ING Investors Trust (the "Trust") is an open-end management investment company. The Trust is a group of mutual funds (referred to individually as a "Portfolio" and collectively, as the "Portfolios"). Not all of the Portfolios are offered in this Prospectus.

MASTER/FEEDER MUTUAL FUND STRUCTURE

Each Portfolio described in this Prospectus operates as a "feeder fund" which means it invests all of its assets in a separate mutual fund, the "master fund." Each master fund (each a "Master Fund" and collectively, the "Master Funds") is a series of American Funds Insurance Series(R) ("American Funds"). Each Portfolio has the same investment objective and limitations as the Master Fund in which it invests. The Portfolios do not buy investment securities directly. The Master Funds, on the other hand, invest directly in portfolio securities.

Under the master/feeder structure, each Portfolio may withdraw its investment in the corresponding Master Fund if the Trust's Board of Trustees (the "Board") determines that it is in the best interests of the Portfolio and its shareholders to do so. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the assets of the Portfolio in another pooled investment entity, asking ING Investments, LLC to manage either directly or with a sub-adviser under the investment management agreement between the Trust and ING Investments, LLC, or taking other appropriate action.

Investment of each Portfolio's assets in its corresponding Master Fund is not a fundamental policy of any Portfolio and a shareholder vote is not required for any Portfolio to withdraw its investment from its corresponding Master Fund.

Because each Portfolio invests all of its assets in a Master Fund, the Portfolio and its shareholders will bear the fees and expenses of the Portfolio and the Master Fund in which it invests, with the result that the Portfolio's expenses may be higher than those of other mutual funds which invest directly in securities. This structure is different from that of other ING Funds and many other investment companies, which directly acquire and manage their own portfolio of securities. Each Master Fund may have other shareholders, each of whom will pay their proportionate share of the Master Fund's expenses.

Information about the American Funds and Capital Research Management Company ("CRMC") is provided with their permission and based on information provided by CRMC or derived from the American Funds. The prospectus for each Master Fund is delivered together with this Prospectus.

INVESTMENT MANAGER

ING Investments, LLC ("ING" or "ING Investments") serves as the investment adviser to each of the Portfolios. ING Investments is an indirect, wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management in more than 65 countries with more than 100,000 employees.

INVESTMENT ADVISER TO THE MASTER FUNDS

CRMC serves as investment adviser to the Master Funds. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.

PORTFOLIOS AND MASTER FUNDS

Each Master Fund is a series of American Funds Insurance Series(R). Each Portfolio's Master Fund is listed below:

TRUST FEEDER PORTFOLIO

ING American Funds Growth Portfolio
ING American Funds International Portfolio
ING American Funds Growth-Income Portfolio

AMERICAN FUNDS MASTER FUND

Growth Fund (Class 2 shares)
International Fund (Class 2 shares)
Growth-Income Fund (Class 2 shares)

INVESTING THROUGH YOUR VARIABLE CONTRACT OR QUALIFIED PLAN

Shares of the Portfolios may be offered to segregated asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to certain of the Portfolios' investment advisers and their affiliates.

WHY READING THIS PROSPECTUS AND THE MASTER FUNDS' PROSPECTUS IS IMPORTANT

This Prospectus explains the investment objective, risks and strategy of each of the Portfolios of the Trust offered in this Prospectus. Reading the Prospectus and the prospectus of the Master Funds will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus and the prospectus of the Master Funds for future reference.

                         DESCRIPTION OF THE PORTFOLIOS

ING AMERICAN FUNDS GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

The Portfolio seeks to make your investment grow. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests all of its assets in the Master Fund, Class 2 shares of the Growth Fund, a series of American Funds Insurance Series(R), a registered open-end investment company. In turn, the Growth Fund seeks to make shareholders' investments grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

The Growth Fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the U.S. and Canada and not included in the Standard & Poor's 500 Composite Stock Price Index. The Growth Fund is designed for investors seeking capital appreciation through stocks. Investors in the Growth Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The Growth Fund may invest in debt securities (other than convertible securities) rated BBB and Baa or below by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Rating Group ("S&P") or in unrated securities that are determined to be of equivalent quality subject to the limitations described in the Master Fund's Statement of Additional Information.

Investment of the Portfolio's assets in the Class 2 shares of the Growth Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its investment in the Growth Fund.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio, by virtue of its investment in the Growth Fund, and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline, are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio.

Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the portfolio counselors of the Growth Fund may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                             Equity Securities Risk
                             Growth Investing Risk
                            Market and Company Risk
                               Market Trends Risk
                            Foreign Investment Risk
                              Debt Securities Risk
                                  Manager Risk

Please see "Summary of Principal Risks" following the "Portfolio Fees and Expenses" section for a description of these risks. This Prospectus and the prospectus of the Master Funds do not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio or Master Fund may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statements of Additional Information of the Portfolio and the Master Fund, respectively.

PERFORMANCE

Performance of the Portfolio is not provided since the Portfolio had not commenced operations as of the date of this Prospectus.

INVESTMENT ADVISER TO THE MASTER FUND

CRMC serves as the investment adviser to the Fund. Information about CRMC and the portfolio counselors managing the Growth Fund is set out below under "Management of the Master Funds."

ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO

INVESTMENT OBJECTIVE

The Portfolio seeks to make your investment grow over time. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests all of its assets in the Master Fund, Class 2 shares of the International Fund, a series of American Funds Insurance Series(R), a registered open-end investment company. In turn, the International Fund seeks to make shareholders' investments grow over time by investing primarily in common stocks of companies located outside the United States.

The International Fund is designed for investors seeking capital appreciation through stocks. Investors in the International Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The International Fund may invest in debt securities (other than convertible securities) rated BBB and Baa or below by Moody's or S&P or in unrated securities that are determined to be of equivalent quality subject to the limitations described in the Master Fund's Statement of Additional Information.

Investment of the Portfolio's assets in the Class 2 shares of the International Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its investment in the International Fund.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio, by virtue of its investment in the International Fund and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline, are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio.

Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the portfolio counselors may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                             Equity Securities Risk
                            Foreign Investment Risk
                                 Currency Risk
                              Emerging Market Risk
                            Market and Company Risk
                               Market Trends Risk
                                 Liquidity Risk
                              Debt Securities Risk
                                  Manager Risk

Please see "Summary of Principal Risks" following the "Portfolio Fees and Expenses" section for a description of these risks. This Prospectus and the prospectus of the Master Funds do not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio or Master Fund may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statements of Additional Information of the Portfolio and the Master Fund, respectively.

PERFORMANCE

Performance of the Portfolio is not provided since the Portfolio had not commenced operations as of the date of this Prospectus.

INVESTMENT ADVISER TO THE MASTER FUND

CRMC serves as the investment adviser to the Fund. Information about CRMC and the portfolio counselors managing the International Fund is set out below under "Management of the Master Funds."

ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO

INVESTMENT OBJECTIVE

The Portfolio seeks to make your investment grow and provide you with income over time. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests all of its assets in the Master Fund, Class 2 shares of the Growth-Income Fund, a series of American Funds Insurance Series(R), a registered open-end investment company. In turn, the Growth-Income Fund seeks to make shareholders' investments grow and to provide shareholders with income over time by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

The Growth-Income Fund may invest up to 10% of its assets in equity securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Stock Price Index. The Growth-Income Fund is designed for investors seeking both capital appreciation and income.

The Growth-Income Fund may invest in debt securities (other than convertible securities) rated BBB and Baa or below by Moody's or S&P or in unrated securities that are determined to be of equivalent quality subject to the limitations described in the Master Fund's Statement of Additional Information.

Investment of the Portfolio's assets in the Class 2 shares of the Growth-Income Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its investment in the Growth-Income Fund.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio, by virtue of its investment in the Growth-Income Fund and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline, are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio.

Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the portfolio counselors may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                             Equity Securities Risk
                            Market and Company Risk
                                  Manager Risk
                            Foreign Investment Risk
                              Debt Securities Risk
                             Growth Investing Risk
                               Market Trends Risk

Please see "Summary of Principal Risks" following the "Portfolio Fees and Expenses" section for a description of these risks. This Prospectus and the prospectus of the Master Funds do not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio or Master Fund may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statements of Additional Information of the Portfolio and the Master Fund, respectively.

PERFORMANCE

Performance of the Portfolio is not provided since the Portfolio had not commenced operations as of the date of this Prospectus.

INVESTMENT ADVISER TO THE MASTER FUND

CRMC serves as the investment adviser to the Fund. Information about CRMC and the portfolio counselors managing the Growth-Income Fund is set out below under "Management of the Master Funds."

                          PORTFOLIO FEES AND EXPENSES

The table that follows shows the estimated operating expenses paid each year by a Portfolio. Expenses for each Portfolio are estimated because the Portfolios commenced operations in 2003. The table reflects the estimated expenses of each Portfolio and its corresponding Master Fund. Actual expenses paid by the Portfolios may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company. The Trust and its Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR
INVESTMENT).  Not Applicable.

                      ANNUAL PORTFOLIO OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)

                                                                MANAGEMENT    DISTRIBUTION       OTHER      TOTAL OPERATING
                                                                  FEE(2)     (12B-1) FEE(3)   EXPENSES(4)      EXPENSES
  ING American Funds Growth                                       0.38%          0.75%           0.05%           1.18%
  ING American Funds International                                0.57%          0.75%           0.09%           1.41%
  ING American Funds Growth-Income                                0.34%          0.75%           0.04%           1.13%

(1) This table shows the estimated operating expenses for the Portfolios as a ratio of expenses to average daily net assets. Because the Portfolios are new, "Other Expenses," shown above, are estimated for the current fiscal year. This table reflects the aggregate annual operating expenses of each Portfolio and its corresponding Master Fund.

(2) Each of the Growth Fund, International Fund and Growth-Income Fund pays CRMC a management fee for advisory expenses at current asset levels of the Master Funds of 0.38%, 0.57% and 0.34%, respectively. Pursuant to its investment management agreement with the Trust, ING Investments, LLC may charge an annual advisory fee at asset levels that are the same as the current asset levels of the Master Funds equal to 0.38%, 0.57% and 0.34% of average daily net assets for the ING American Funds Growth Portfolio, the ING American Funds International Portfolio, and the ING American Funds Growth-Income Portfolio, respectively, if the respective Portfolio does not invest substantially all of its assets in another investment company. If a Portfolio invests substantially all of its assets in another investment company, ING Investments, LLC does not charge an advisory fee. Each Portfolio anticipates investing substantially all of its assets in another investment company.

(3) Shares of each Portfolio are subject to a Rule 12b-1 fee at an annual rate of 0.50% of average daily net assets payable to Directed Services, Inc. ("DSI"). In addition, Class 2 shares of each of the Growth Fund, the International Fund and the Growth-Income Fund pay 0.25% of average net assets annually pursuant to a Plan of Distribution or 12b-1 plan. Shareholders of the Class 2 shares of the Master Funds pay only their proportionate share of 12b-1 plan expenses.

(4) Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for American Funds Growth Portfolio, ING American Funds International Portfolio, and ING American Funds Growth-Income Portfolio, respectively, if the respective Portfolio does not invest substantially all of its assets in another investment company. If a Portfolio invests substantially all of its assets in another investment company, ING Funds Services, LLC does not charge an administration fee. Each Portfolio anticipates investing substantially all of its assets in another investment company.

EXAMPLE.   This example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the shares operating expenses remain the same. The Example does not reflect the expenses of any Variable Contract that may use the Portfolio as its underlying investment medium. If such expenses were reflected, the expense amounts indicated would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                1 YEAR(1)   3 YEARS(1)
  ING American Funds Growth                                       $120         $375
  ING American Funds International                                $144         $446
  ING American Funds Growth-Income                                $115         $359

(1) This table reflects the aggregate annual operating expenses of each Portfolio and its corresponding Master Fund.

                           SUMMARY OF PRINCIPAL RISKS

THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S INVESTMENT PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE "DESCRIPTIONS OF THE PORTFOLIOS" AND ARE DESCRIBED IN THIS SECTION. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPAL RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENT MADE BY A PORTFOLIO CAN CHANGE OVER TIME. ADDITIONAL INVESTMENT POLICIES AND RISKS OF THE PORTFOLIOS AND MASTER FUNDS ARE SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION OF THE PORTFOLIOS AND MASTER FUNDS, RESPECTIVELY, EACH OF WHICH IS AVAILABLE UPON REQUEST.

CURRENCY RISK. Investments directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, investments in foreign currency-denominated securities may reduce the value of an investment.

DEBT SECURITIES RISK. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than market price of shorter term securities. In addition, changes in interest rates can affect the rate at which income on maturing instruments can be reinvested.

EMERGING MARKET RISK. Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after a Master Fund or Portfolio invests in those currencies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a Master Fund or Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

GROWTH INVESTING RISK. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. The market may not favor growth-oriented stocks or may not favor equities at all.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. Even publicly traded securities can experience periods of less liquidity. Investments in illiquid securities may reduce returns because of a possible inability to trade the illiquid securities at an advantageous time or price and because illiquidity can reduce the value of a security. Principal investment strategies that involve foreign securities, small companies, derivatives, convertible securities, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGER RISK. A portfolio counselor of a Master Fund will apply investment techniques and risk analyses in making investment decisions for a Master Fund, but there can be no assurance that these will achieve the Master Fund's or Portfolio's objective, and a portfolio counselor could do a poor job in executing an investment strategy. Individuals primarily responsible for managing a Master Fund may leave their firm or be replaced.

MARKET AND COMPANY RISK. The price of a security held by a Master Fund or Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment may still trail returns from the overall stock market.

MARKET TRENDS RISK. From time to time, the stock market may not favor the type or style of securities in which a Master Fund or Portfolio invests.

REPURCHASE AGREEMENTS. Each Master Fund and Portfolio may enter into repurchase agreements. Repurchase agreements involve the acquisition of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in effect a loan collateralized by securities. The risk in a repurchase transaction is that the seller may not be able to pay the agreed-upon sum on the delivery date. In the event of default by the seller, the instrument purchased may decline in value, interest payable on the instruments may be lost and the Master Fund or Portfolio may incur expense or delay in liquidating the instrument.

PORTFOLIO TURNOVER. Changes to the investment of a Master Fund may be made regardless of the length of time particular investments have been held. Each Master Fund anticipates that its annual portfolio turnover rate will not exceed 100%. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs which may have an adverse impact on performance. The portfolio turnover rate of each Master Fund will vary from year to year, as well as within a year.

                                MORE INFORMATION

PERCENTAGE AND RATING LIMITATIONS

Unless otherwise stated, the percentage and rating limitations in this Prospectus apply at the time of investment.

A WORD ABOUT PORTFOLIO DIVERSITY

Each Portfolio in this Prospectus is diversified, as defined in the Investment Company Act of 1940. A diversified Portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities and securities of other investment companies). Investment restrictions are fundamental if so designated in this Prospectus or the Statement of Additional Information. This means they may not be modified or changed without a vote of the shareholders.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS AND THE MASTER FUNDS

The Statement of Additional Information of the Portfolios is made a part of this Prospectus. You may obtain a copy of the Statement of Additional Information of the Portfolios and the Statement of Additional Information of the Master Funds without charge by calling the Trust at (800) 366-0066, or downloading it from the SEC's website http://www.sec.gov.

ADDITIONAL INVESTMENT POLICIES

Additional investment policies of the Master Funds and the Portfolios are set forth in the Statements of Additional Information of the Master Funds and the Portfolios, respectively, which are available upon request, without charge, by calling the Trust at (800) 366-0066, or downloading them from the SEC's website http://www.sec.gov.

TEMPORARY DEFENSIVE POSITIONS

Each Master Fund may also hold cash or money market instruments. The size of a Master Fund's cash position will vary and will depend on various factors, including market conditions and purchase and redemptions of Portfolio shares. A larger cash position could detract from the achievement of the Master Fund's objective in a period of rising market prices; conversely, it would reduce the Master Fund's magnitude of loss in the event of a general downturn and provide liquidity to make additional investments or to meet redemptions.

INDEPENDENT AUDITORS

KPMG LLP, located at 99 High Street, Boston, MA 02110, serves as the Portfolios' independent auditors. For information regarding the Master Funds' independent auditors, please consult the Master Funds' Statement of Additional Information.

PORTFOLIO DISTRIBUTION

Directed Services, Inc. ("DSI") is the principal underwriter and distributor of each Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at http://www.nasdr.com or the Public Disclosure Hotline at
(800) 289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

RULE 12b-1 PLANS

Shares of each Portfolio are subject to a Rule 12b-1 fee at an annual rate of up to 0.50% of average daily net assets. In addition, Class 2 shares of each Master Fund pay a Rule 12b-1 fee of 0.25% of average annual net assets of the Master Fund. The Rule 12b-1 fees are paid for the sale and distribution of shares and for services provided to shareholders and contract owners. Shareholders of the Class 2 shares of the Master Funds pay only their proportionate share of 12b-1 plan expenses.

Rule 12b-1 fees are paid out of a Portfolio's assets (including the assets of the Master Fund) on an ongoing basis. Therefore, these fees will increase the cost of an investment in a Portfolio and may, over time, be greater than other types of sales charges.

INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED PLANS

The Portfolios are available to serve as investment options under variable annuity contracts, variable life insurance policies, and custodial accounts. The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment medium for variable annuity contracts and variable life insurance policies and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of variable annuity contracts, variable life insurance policies and Qualified Plans, for which the Portfolios serve as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners and Qualified Plans and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolios might be required to redeem the investment of one or more of its separate accounts from the Portfolios or a Qualified Plan might be required to redeem its investment, which might force the Portfolios to sell securities at disadvantageous prices.

                        OVERALL MANAGEMENT OF THE TRUST

THE INVESTMENT MANAGER

ING Investments, LLC, an Arizona limited liability company, serves as the investment adviser to each of the Portfolios. ING has overall responsibility for the management of the Portfolios. ING provides or oversees investment advisory and portfolio management services for each Portfolio, and assists in managing and supervising all aspect of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. In the event the Board determines it is in the best interests of a Portfolio and its shareholders to withdraw a

Portfolio's assets from the corresponding Master Fund, ING may assume direct management of the Portfolio or may oversee a sub-adviser to manage the Portfolio's assets.

ING is registered as an investment adviser with the SEC. ING is an indirect, wholly-owned subsidiary of ING Groep, N.V. (NYSE: ING). ING Groep N.V. is a global financial institution active in the fields of insurance, banking and asset management in more than 65 countries with more than 100,000 employees. ING began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.

As of July 31, 2003, ING managed over $34.4 billion in assets.

ING's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

"MANAGER OF MANAGERS" STRUCTURE

ING Investments, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, ING oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. On May 24, 2002, the Trust and ING Investments received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace a non-affiliated sub-adviser for a Portfolio, as well as change the terms of a contract with a non-affiliated portfolio manager, without submitting the contract to a vote of the Portfolio's shareholders. Should ING Investments manage the assets of the Portfolios directly, it may select sub-advisers to provide sub-advisory services to the Portfolios without obtaining shareholder approval. Under the exemptive relief permitting the manager-of-managers arrangements, the Trust will notify shareholders of any change in the identity of a sub-adviser to a Portfolio. In this event, the name of the Portfolio and its investment strategies may also change. ING Investments has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more Portfolios.

                         MANAGEMENT OF THE MASTER FUNDS

INVESTMENT ADVISER TO EACH MASTER FUND

CRMC, an experienced investment management organization founded in 1931, serves as investment adviser to each Master Fund and to other mutual funds, including those in The American Funds Group. CRMC, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. CRMC manages the investment portfolio and business affairs of each Master Fund. As of December 31, 2002, CRMC managed in excess of $350 billion in assets.

The total management fee paid by each Master Fund, as a percentage of average net assets, for the fiscal year ended December 31, 2002 is as follows:

Growth Fund                                                   0.38%
International Fund                                            0.57%
Growth-Income Fund                                            0.34%

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this system, the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by CRMC's investment committee. In addition, CRMC's research professionals may make investment decisions with respect to a portion of a fund's portfolio.

The primary portfolio counselors for the Growth Fund are listed below.

                                                                                       APPROXIMATE YEARS OF
                                                                                         EXPERIENCE AS AN
                                                         YEARS OF EXPERIENCE AS      INVESTMENT PROFESSIONAL
                                                        PORTFOLIO COUNSELOR (AND    --------------------------
    PORTFOLIO COUNSELOR           PRIMARY TITLE         RESEARCH PROFESSIONAL, IF   WITH CRMC OR
(FUND TITLE, IF APPLICABLE)  WITH CRMC (OR AFFILIATE)   APPLICABLE (APPROXIMATE))    AFFILIATES    TOTAL YEARS
---------------------------  ------------------------   -------------------------   ------------   -----------
James E. Drasdo              Senior Vice President,     16 years                         26            31
                             Capital Research and
                             Management Company
Donald D. O'Neal (President  Senior Vice President,     12 years (plus 4 years           18            18
  and Trustee)               Capital Research and       prior experience as a
                             Management Company         research professional for
                                                        the Fund)
Gordon Crawford              Senior Vice President      9 years (plus 5 years            32            32
                             and Director, Capital      prior experience as a
                             Research and Management    research professional for
                             Company                    the Fund)
J. Blair Frank               Vice President, Capital    3 years (plus 3 years             8             9
                             Research Company           prior experience as a
                                                        research professional for
                                                        the Fund)

The primary portfolio counselors for the International Fund are listed below.

                                                                                       APPROXIMATE YEARS OF
                                                                                         EXPERIENCE AS AN
                                                         YEARS OF EXPERIENCE AS      INVESTMENT PROFESSIONAL
                                                        PORTFOLIO COUNSELOR (AND    --------------------------
    PORTFOLIO COUNSELOR           PRIMARY TITLE         RESEARCH PROFESSIONAL, IF   WITH CRMC OR
(FUND TITLE, IF APPLICABLE)  WITH CRMC (OR AFFILIATE)   APPLICABLE (APPROXIMATE))    AFFILIATES    TOTAL YEARS
---------------------------  ------------------------   -------------------------   ------------   -----------
Alwyn Heong                  Senior Vice President,     7 years                          11            15
                             Capital Research Company
Robert W. Lovelace           Chairman and Principal     9 years                          18            18
  (Vice President)           Executive Officer,
                             Capital Research Company
Darcy B. Kopcho              Director, Capital          1 year (plus 5 years             17            17
                             Research and Management    prior experience as a
                             Company                    Research Professional for
                                                        the Fund)

The primary portfolio counselors for the Growth-Income Fund are listed below.

                                                                                       APPROXIMATE YEARS OF
                                                                                         EXPERIENCE AS AN
                                                         YEARS OF EXPERIENCE AS      INVESTMENT PROFESSIONAL
                                                        PORTFOLIO COUNSELOR (AND    --------------------------
    PORTFOLIO COUNSELOR           PRIMARY TITLE         RESEARCH PROFESSIONAL, IF   WITH CRMC OR
(FUND TITLE, IF APPLICABLE)  WITH CRMC (OR AFFILIATE)   APPLICABLE (APPROXIMATE))    AFFILIATES    TOTAL YEARS
---------------------------  ------------------------   -------------------------   ------------   -----------
James K. Dunton, (Chairman   Senior Vice President      19 years (since the Fund         41            41
  of the Board and           and Director, Capital      began operations)
  Principal Executive        Research and Management
  Officer)                   Company
Alan N. Berro                Senior Vice President,     7 years (plus 4 years            12            17
  (Senior Vice President)    Capital Research Company   prior experience as a
                                                        research professional for
                                                        the Fund)
Claudia P. Huntington (Vice  Senior Vice President,     9 years (plus 5 years            28            30
  President)                 Capital Research and       prior experience as a
                             Management Company         research professional for
                                                        the Fund)
Robert G. O'Donnell          Senior Vice President      13 years (plus 1 year            28            31
                             and Director, Capital      prior experience as a
                             Research and Management    research professional for
                             Company                    the Fund)
C. Ross Sappenfield          Vice President and         4 years                          11            11
                             Director, Capital
                             Research Company

PERFORMANCE OF MASTER FUNDS

The table presents total annualized returns of each Master Fund for the periods shown below through December 31, 2002, adjusted to reflect current expenses of each Portfolio. The information below does not present the performance of the Portfolios, since the Portfolios had not yet commenced operations. Rather, the table presents the historical performance of the Master Funds, adjusted for the expenses of the Portfolios, as if the Portfolios had invested in the Master Funds for the periods presented. Performance information does not reflect the expenses of any Variable Contract or Qualified Plan, and performance would be lower if it did.

                                                                         SINCE INCEPTION OF MASTER
                                                1 YEAR(1)   5 YEARS(1)    FUND OR 10 YEARS(1)(2)
         American Growth Fund                    (24.99)%     6.03%               11.50%
         American International Fund             (15.37)%     1.97%                7.72%
         American Growth-Income Fund             (18.87)%     2.96%                9.78%

(1) Performance is net of expenses of the Master Fund plus additional expenses of the Portfolios, the latter of which are estimated. These estimated additional expenses, expressed as a ratio of expenses to average daily net assets, for the Portfolios are 0.50% for 12b-1 fees and 0.03% for other expenses, for a total of 0.53% for each of the Portfolios.

(2) Both the American Growth Fund and American Growth-Income Fund commenced operations as of February 8, 1984; the American International Fund commenced operations as of May 1, 1990.

ADVISORY FEE

Under the master/feeder structure, each Master Fund pays CRMC a management fee based on the average daily net assets of the Master Fund. As shareholders in the Master Funds, the Portfolios indirectly pay a portion of the master-level management fee. Under the master/feeder structure, each Portfolio may withdraw its investment in its Master Fund if the Board determines that it is in the best interests of the Portfolio and its shareholders to do so. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the assets of the Portfolio in another pooled investment entity, asking ING Investments, LLC to manage either directly or with a sub-adviser under the investment management agreement between the Trust and ING Investments, LLC, or taking other appropriate action.

                                  SHARE PRICE

The net asset value ("NAV") per share for each class of each Portfolio is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern time). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. Because foreign securities may trade on days when the Portfolios do not price shares, the NAV of a Portfolio that invests in foreign securities may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less at the time of acquisition are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

Securities of each Master Fund are valued at their NAV. For more information regarding the determination of NAV of each Master Fund, see the Master Funds' Statement of Additional Information.

                            TAXES AND DISTRIBUTIONS

Each Portfolio of the Trust distributes its net investment income, if any, on its outstanding shares at least once annually. Each Portfolio can make distributions at other times if it chooses to do so. Any net realized long-term capital gain for any Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by any Portfolio will automatically be reinvested in additional shares of that Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract) makes an election to receive distributions in cash. Dividends or distributions by a Portfolio will reduce the per share NAV by the per share amount paid.

Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

In order for the separate accounts to comply with regulations under Section 817(h) of the Code, each Portfolio will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total investments is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

Since the sole shareholders of the Portfolios will be separate accounts, no discussion is included in this Prospectus as to the tax aspects at the shareholder level. The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the Statement of Additional Information for more information about the tax status of the Portfolios. You should consult the prospectus for the Variable Contracts or with your tax advisor for information regarding taxes applicable to the Variable Contracts.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

TO OBTAIN
MORE INFORMATION

A Statement of Additional Information, dated September 2, 2003, has been filed with the SEC, and is made a part of this Prospectus by reference.

Additional information about the Portfolios' investments will be available in their annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the ING Investors Trust's performance during its last fiscal year.

To obtain a free copy of these documents or to make inquiries about the Portfolios, please write to the Trust at 7337 E. Doubletree Ranch Road Scottsdale, Arizona 85258 or call (800) 366-0066.

Information about the ING Investors Trust can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

THE ING INVESTORS TRUST TRUSTEES

Paul S. Doherty
J. Michael Earley
R. Barbara Gitenstein
Walter H. May
Thomas J. McInerney
Jock Patton
David W.C. Putnam
Baline E. Rieke
John G. Turner
Roger B. Vincent
Richard A. Wedemeyer

[ING LOGO]
                                                           SEC File No. 811-5629

                               ING INVESTORS TRUST
                            (formerly, The GCG Trust)

                       STATEMENT OF ADDITIONAL INFORMATION

                             DATED SEPTEMBER 2, 2003

                       ING American Funds Growth Portfolio

                   ING American Funds International Portfolio

                   ING American Funds Growth-Income Portfolio

         (individually a "Portfolio" and collectively, the "Portfolios")

This Statement of Additional Information ("SAI") pertains only to the Portfolios listed above, each of which is a separate series of ING Investors Trust, formerly The GCG Trust (the "Trust"). This SAI is not a prospectus. It should be read in conjunction with the Prospectus dated September 1, 2003. This SAI is incorporated by reference in its entirety into the Prospectus. The information in this SAI expands on information contained in the Prospectus. The Prospectus can be obtained without charge by contacting the Trust at the phone number or address below.

                               ING INVESTORS TRUST
                         7337 East Doubletree Ranch Road
                            Scottsdale, Arizona 85258
                                 (800) 992-0180

                       THIS PAGE INTENTIONALLY LEFT BLANK

                                TABLE OF CONTENTS

INTRODUCTION..................................................................................................    1
HISTORY OF THE TRUST..........................................................................................    1
THE PORTFOLIOS................................................................................................    1
MASTER/FEEDER STRUCTURE.......................................................................................    1
DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES...........................................................    3
Investment Strategies and Risks...............................................................................    3
Master Funds..................................................................................................    3
Portfolios....................................................................................................    3

INVESTMENT RESTRICTIONS.......................................................................................   10

MANAGEMENT OF THE TRUST.......................................................................................   13
Share Ownership Policy........................................................................................   22
Trustees' Portfolio Equity Ownership Positions................................................................   22
Board Committees..............................................................................................   22
Frequency of Board Meetings...................................................................................   23
Compensation of Trustees......................................................................................   23
Ownership of Shares...........................................................................................   29
Control Persons and Principal Shareholders....................................................................   29
The Investment Manager to the Portfolios......................................................................   29
Investment Adviser to the Master Funds........................................................................   33
Administration................................................................................................   35
Distributor; 12b-1 Plans......................................................................................   35
Rule 12b-1 Plans of the Portfolios............................................................................   36
Rule 12b-1 Plans of the Master Funds..........................................................................   37
Fund Participation Agreement..................................................................................   37
Code of Ethics................................................................................................   37

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................................................   38
Brokerage and Research Services...............................................................................   38
Portfolio Turnover............................................................................................   38

NET ASSET VALUE...............................................................................................   38
Determination of Net Asset Value of the Portfolios............................................................   38
Determination of Net Asset Value of the Master Funds..........................................................   40

PERFORMANCE INFORMATION.......................................................................................   40
TAXES.........................................................................................................   42
OTHER INFORMATION.............................................................................................   44
Capitalization................................................................................................   44
Voting Rights.................................................................................................   44
Purchase of Shares............................................................................................   45
Redemption of Shares..........................................................................................   45
Exchanges.....................................................................................................   45
Custodian and Other Service Providers of the Portfolios.......................................................   46
Independent Auditors..........................................................................................   46
Legal Counsel.................................................................................................   46
Registration Statement........................................................................................   46
Reports to Shareholders.......................................................................................   46
Appendix A: Proxy Voting Proceduers.......................................................................................   47

                                  INTRODUCTION

         This SAI is designed to elaborate upon information contained in the Prospectus for the Portfolios, including the discussion of certain securities and investment techniques. The more detailed information contained in this SAI is intended for investors who have read the Prospectus and are interested in a more detailed explanation of certain aspects of some of the Portfolios' securities and some investment techniques. Some of the Portfolios' investment techniques are described only in the Prospectus and are not repeated in this SAI. Captions and defined terms in this SAI generally correspond to like captions and terms in the Portfolios' Prospectus. Terms not defined in this SAI have the meanings given them in the Prospectus.

                              HISTORY OF THE TRUST

         The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of 40 investment portfolios. The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objective(s), policies and restrictions. This SAI pertains only to the following three (3) Portfolios: ING American Funds Growth Portfolio, ING American Funds International Portfolio and ING American Funds Growth-Income Portfolio.

         On January 31, 1992, the name of the Trust was changed to The GCG Trust. Prior to that date, the name of the Trust was The Specialty Managers Trust. Effective May 1, 2003, the name of the Trust changed to ING Investors Trust. Each Portfolio is a "diversified company" within the meaning of that term under the Investment Company Act of 1940 (the "1940 Act"). The 1940 Act generally requires that, with respect to 75% of its total assets, a diversified company may not invest more than 5% of its total assets in the securities of any one issuer. and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities and securities of other investment companies). The Trust is governed by a Board of Trustees ("Board") which has the responsibility for the overall management of the Trust.

                                 THE PORTFOLIOS

         This SAI pertains only to the ING American Funds Growth Portfolio, ING American Funds International Portfolio and ING American Funds Growth-Income Portfolio. The investment objective of each Portfolio is not fundamental and, therefore, can be changed by the Board without the approval of a majority (as defined in the 1940 Act) of the respective Portfolio's outstanding voting securities.

                             MASTER/FEEDER STRUCTURE

         Each Portfolio (each a "Feeder Portfolio" and, collectively, the "Feeder Portfolios") invests all of its assets in a series of American Funds Insurance Series(R) (the "Master Series") (each a "Master Fund" and collectively, the "Master Funds") in a master/feeder structure. The Portfolios do not buy investment securities directly. Instead, each Portfolio invests in a Master Fund which in turn purchases investment securities. Each Portfolio's Master Fund is listed below:


             FEEDER PORTFOLIO                                                       MASTER FUND
ING American Funds Growth Portfolio                                Growth Fund (Class 2 shares) ("Growth Fund")

ING American Funds International Portfolio                         International Fund (Class 2 shares) ("International
                                                                   Fund")

ING American Funds Growth-Income Portfolio                         Growth-Income Fund (Class 2 shares) ("Growth-Income
                                                                   Fund")

         The investment adviser for the Master Funds is Capital Research and Management Company ("CRMC"), an investment management organization founded in 1931. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. In addition to selling its shares to the Feeder Portfolio, each Master Fund has and may continue to sell its shares to other mutual funds or other accredited investors ("Interestholders"). The expenses and, correspondingly, the returns of other Interestholders in a Master Fund may differ from those of the corresponding Feeder Portfolio.

         The Board believes that, as other investors invest their assets in a Feeder Fund and Interestholders invest their assets in the corresponding Master Fund in which the Feeder Portfolio invests, certain economic efficiencies may be realized with respect to the Feeder Portfolio and the Master Fund. For example, fixed expenses that otherwise would have been borne solely by a Master Fund (and the other Interestholders in that Master Fund) or the corresponding Feeder Portfolio would be spread across a larger asset base as more Interestholders invest in the Master Fund. However, if an investor or an Interestholder withdraws its investment from a Master Fund or Feeder Portfolio, respectively, the economic efficiencies (e.g., spreading fixed expenses across a larger asset base) that the Board believes should be available through investment in the Feeder Portfolio, and in turn, the Master Fund, may not be fully achieved or maintained. In addition, given the relatively complex nature of the master-feeder structure, accounting and operational difficulties could occur. For example, coordination of calculation of net asset value would be affected at the master and/or feeder level.

         In addition, as described below, under the terms of the Investment Management Agreement and the Administration Agreement, if a Portfolio divests itself of its interests in a Master Fund, the Portfolio will pay an advisory fee to ING Investments, LLC, rather than CRMC, in accordance with the same fee schedule currently applicable to fees paid by the Master Fund to CRMC, and also an administration fee to ING Funds Services, LLC. The advisory fees paid to ING Investments, LLC, however, may be higher than the fees payable by the Master Fund (and indirectly by the Portfolios) to CRMC because the asset level of the Portfolio after divesting from the Master Fund may be lower thereby preventing the Portfolio from benefiting from certain breakpoint levels contemplated in the investment management agreement. If the Portfolio invests substantially all of its assets in another investment company, the Portfolio does not pay an administration fee. Therefore, a Portfolio's expenses may be higher if the Trust were to withdraw a Portfolio's assets from a Master Fund.

         Under the master/feeder structure, the Trust retains the right to withdraw a Feeder Portfolio's assets from the Master Fund. The Trust also reserves the right to suspend or terminate purchases of shares of a Master Fund by the Trust and a Portfolio if such action is required by law, or if the Trust's Board while exercising its independent judgment and acting in good faith and in light of its fiduciary duties under federal law and any applicable state law, deems it necessary, appropriate and in the best interest of the Trust and its shareholders (including contract owners) or in response to the order of an appropriate regulatory authority. If the Trust were to withdraw a Feeder Portfolio's assets, the Trust's Board would then consider whether to invest the Feeder Portfolio's assets in another pooled investment entity, asking ING Investments, LLC to manage either directly or with a sub-adviser under the Investment Management Agreement between the Trust and ING Investments, LLC, or taking other appropriate action.


         Investment of each Feeder Portfolio's assets in its corresponding Master Fund is not a fundamental policy of any Feeder Portfolio and a shareholder vote is not required for any Feeder Portfolio to withdraw its investment from its corresponding Master Fund.

         The board of trustees of each Master Fund formulates the general policies of each Master Fund and meets periodically to review each Master Fund's performance, monitor investment activities and practices and discuss other matters affecting each Master Fund.

 THE STATEMENT OF ADDITIONAL INFORMATION FOR THE AMERICAN FUND MASTER FUNDS IS
       DELIVERED TOGETHER WITH THIS STATEMENT OF ADDITIONAL INFORMATION.

               DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

INVESTMENT STRATEGIES AND RISKS

MASTER FUNDS

         The investment techniques of each Master Fund are described in the statement of additional information for the Master Funds which is delivered together with this SAI.

PORTFOLIOS

         The following supplements the discussion in the Portfolios' prospectus and in the Master Funds' prospectus and statement of additional information of the investment strategies, policies and risk of each Portfolio and its Master Fund. Because a Feeder Portfolio invests all of its assets in a Master Fund, these investment strategies and policies may be changed without approval of the shareholders of the Portfolios. The statement of additional information for the Master Funds is delivered together with this SAI.

COMMON STOCK AND OTHER EQUITY SECURITIES

         Common stocks represent an equity (ownership) interest in a corporation. This ownership interest generally gives a Master Fund the right to vote on measures affecting the company's organization and operations. Equity securities also include convertible debt, preferred stock, warrants or other securities exchangeable for shares of common stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Portfolio or a Master Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning a higher fixed rate of return than is available in common stocks.

HIGH YIELD BONDS

         "High Yield Bonds" (commonly referred to as "junk bonds"), are bonds rated lower than Baa by Moody's or BBB by Standard & Poor's, or, if not rated by Moody's or Standard & Poor's, of equivalent quality. In general, high yield bonds are not considered to be investment grade and investors should consider the risks associated with high yield bonds before investing in a Portfolio. Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility and principal and income risk. High yield bonds are regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Many of the outstanding high yield bonds have not endured a lengthy business recession. A long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high yield market. Analysis of the creditworthiness of issuers of debt securities, and the ability of a Portfolio to achieve its investment objective may, to the extent of investment in high yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Portfolio were investing in higher quality bonds.

         High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, the Master Fund may incur additional expenses to seek recovery. The secondary market in which high yield bonds are traded may be less liquid than the market for higher-grade bonds, which could adversely affect the price at which a high yield bond is sold. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market. When secondary markets for high yield bonds are less liquid than the market for higher grade bonds, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

MORTGAGE-BACKED SECURITIES.

         Mortgage-backed securities represent participation interests in pools of adjustable and fixed rate mortgage loans secured by real property. Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment scenarios, a Master Fund or Portfolio may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee. Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in "locking" in a specified interest rate. In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities. Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates.

         Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a periodic payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the periodic payments made by the individual borrowers on the residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs that may be incurred. Mortgage-backed securities issued by Ginnie Mae are described as "modified pass-through" securities. These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates, regardless of whether or not the mortgagor actually makes the payment. Although Ginnie Mae guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities.

         Early repayments of principal on the underlying mortgages may expose a Master Fund and a Portfolio to a lower rate of return upon reinvestment of principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase. Conversely, when interest rates are rising, the rate of prepayment tends to decrease. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates.

PRIVATELY-ISSUED MORTGAGE-BACKED SECURITIES.

         Mortgage-backed securities may also be issued by trusts or other entities formed or sponsored by private originators of, and institutional investors in, mortgage loans and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions). Privately-issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans. These mortgage-backed securities are not guaranteed by an entity having the credit standing of a U.S. government agency. In order to receive a high quality rating, they normally are structured with one or more types of "credit enhancement." These credit enhancements fall generally into two categories: (1) liquidity protection and (2) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time. Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. This protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the transaction or through a combination of such approaches.

ASSET-BACKED SECURITIES.

         Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Master Fund or Portfolio's ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Master Fund or Portfolio must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates.

         Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.

ZERO-COUPON

         Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. The value of zero-coupon bonds is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently, and may involve greater credit risk than such bonds.

INFLATION-INDEXED BONDS

         Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

         The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

WARRANTS

         Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within a certain period of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other qualification as a regulated investment company. The result of a hedging program cannot be foreseen and may cause a Portfolio to suffer losses that it would not otherwise sustain.

         Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

FLOATING RATE SECURITIES

         Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable or floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure. Floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par value. In many cases, the demand feature can be exercised at any time on 7 days' notice; in other cases, the demand feature is exercisable at any time on 30 days' notice or on similar notice at intervals of not more than one year. Some securities, which do not have variable or floating interest rates, may be accompanied by puts producing similar results and price characteristics.

FOREIGN SECURITIES

         Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Securities denominated or quoted in currencies other than the U.S. dollar are subject to the risk that, changes in foreign currency exchange rates will affect their value and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, other foreign taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

         There may be less publicly available information about a foreign company than about a U.S. company and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States. A Portfolio or Master Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

         Securities traded in emerging market countries may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. A number of emerging market countries restrict, to varying degrees, foreign investment in securities. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of emerging market countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in these currencies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on an investment.

DEPOSITARY RECEIPTS

         ADRs are securities, typically issued by a U.S. financial institution (a "depository"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depository. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depository, whereas an unsponsored facility may be established by a depository without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

REPURCHASE AGREEMENTS

         In general, the term of a repurchase agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The resale price is in excess of the purchase price by an amount, which reflects an agreed-upon market rate of return, effective for the period of time of investment in the security. This results in a fixed rate of return protected from market fluctuations during the period of the agreement. This rate is not tied to the coupon rate on the security subject to the repurchase agreement.

OTHER INVESTMENT COMPANIES

         All Portfolios may invest in shares issued by other investment companies. Each Portfolio has adopted a non-fundamental investment restriction to enable it to invest in its corresponding Master Fund or another master portfolio. As a shareholder in any investment company, a Portfolio will bear its ratable share of the investment company's expenses, including management fees in the case of a management investment company.

ILLIQUID SECURITIES

         Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such a security at a time when investment adviser might wish to sell, and these securities could have the effect of decreasing the overall level of a Master Fund's or a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring an investment adviser to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Portfolio or a Master Fund could realize upon disposition, Because of the nature of these securities, a considerable period of time may elapse between a decision to dispose of these securities and the time when a Portfolio is able to dispose of them, during which time the value of the securities could decline. Securities that are not readily marketable will be valued in good faith pursuant to procedures adopted by the relevant board of trustees.

RESTRICTED SECURITIES

         Restricted securities include securities that are not registered under the 1933 Act ("restricted securities"), including those that can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act ("Rule 144A securities"). Certain Rule 144A securities may be deemed to be liquid in accordance with procedures adopted by the Portfolios' or Master Funds' respective board of trustees. This investment practice could have the effect of decreasing the level of liquidity in a Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities held in the investment portfolio. Subject to any applicable limitation on investments in illiquid investments and subject to the diversification requirements of the Code, the Portfolios or Master Funds may also invest in restricted securities that may not be sold under Rule 144A, which presents certain liquidity risks. Liquidity risks involve the risk that an investor may be unable to dispose of the securities in a timely manner or at favorable prices. The Portfolio may not be able to sell these securities when the Investment Manager or sub-adviser wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

BORROWING

         Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on a Portfolio's or a Master Fund's net asset value; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of a Portfolio's or Master Fund's shares. A Portfolio or Master Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Reverse repurchase agreements generally are considered to be a form of borrowing.

REAL ESTATE INVESTMENT TRUSTS.

         Real Estate Investment Trusts, or "REITs", are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments. Like investment companies, REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Code. A Master Fund or a Portfolio will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs.

         Risks of investing in the real estate industry include, among others:

         -        possible declines in the value of real estate;

         -        adverse general or local economic conditions;

         -        possible lack of availability of mortgage funds;

         -        overbuilding;

         -        extended vacancies of properties;

         - increases in competition, property taxes and operating expenses;

         -        changes in zoning or applicable tax law;

         - costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems;

         -        casualty or condemnation losses;

         - uninsured damages from floods, earthquakes or other natural disasters;

         -        limitations on and variations in rents; and

         -        unfavorable changes in interest rates.

         In addition to the risks discussed above, REITs may be affected by any changes in the value of the underlying property owned by the trusts or by the quality of any credit extended. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Code and to maintain an exemption under the 1940 Act. Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document and such REITs run the risk of liquidating at an economically inopportune time.

SMALL COMPANIES

         Small companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. Such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and a Portfolio or Master Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

         Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability to dispose of such securities may be greatly limited, and a Portfolio or Master Fund may have to continue to hold such securities during periods when the investment adviser would otherwise have sold the security.

UNSEASONED COMPANIES

         Unseasoned companies are those that have been in operation for less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

TEMPORARY DEFENSIVE INVESTMENTS

         For temporary and defensive purposes, each Portfolio or Master Fund may invest up to 100% of its total assets in investment grade fixed income securities (including short-term U.S. government securities, investment grade debt-instruments, money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances, commercial paper and floating rate notes), preferred stock and repurchase agreements. Each Portfolio may also hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities.

         Unless otherwise stated, all percentage limitations on portfolio investments listed in the Prospectus and this SAI will apply at the time of investment. A Portfolio would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as result of an investment.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE PORTFOLIOS

         The following investment restrictions are considered fundamental, which means they may be changed only with the approval of the holders of a majority of a Portfolio's outstanding voting securities, defined in the 1940 Act as the lesser of: (1) 67% or more of that Portfolio's voting securities present at a meeting if the holders of more than 50% of that Portfolio's outstanding voting securities are present or represented by proxy, or (2) more than 50% of that Portfolio's outstanding voting securities. The investment objectives and all other investment policies or practices of the Portfolios are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval.

         FOR THE ING AMERICAN FUNDS GROWTH PORTFOLIO, ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO AND ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO :

         A Portfolio may not:

1. Issue any senior security, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, this would permit a Portfolio to: (i) enter into commitments to purchase securities in accordance with a Portfolio's investment program, including, without limitation, reverse repurchase agreements, delayed delivery securities and when-issued securities, to the extent permitted by its investment program and other restrictions; (ii) engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iii) purchase or sell futures contracts and related options to the extent permitted by its investment program and other restrictions;

2. Borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3. Act as an underwriter of securities within the meaning of the 1933 Act, except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit a Portfolio to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program;

4. Purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, a Portfolio may, among other things:
         (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein;
         (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

5. Purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

6. Make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, a Portfolio may, among other things: (i) enter into repurchase agreements, (ii) lend portfolio securities; and (iii) acquire debt securities without being deemed to be making a loan;

7. Deviate from being a "diversified company" as that term is defined in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; and

8. "Concentrate" its investments in a particular industry except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time, provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to a Portfolio's investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by the instruments described in clause (ii), (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

         If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Portfolio's investments will not constitute a violation of such limitation, except that any borrowing by a Portfolio that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). In addition, if a Portfolio's holdings of illiquid securities exceed 15% because of changes in the value of a Portfolio's investments, a Portfolio will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Portfolio. Otherwise, a Portfolio may continue to hold a security even though it causes the Portfolio to exceed a percentage limitation because of fluctuation in the value of the Portfolio's assets.

NON-FUNDAMENTAL INVESTMENT RESTRICTION OF THE PORTFOLIOS

         Each Portfolio has adopted the following non-fundamental investment restriction to enable it to invest in its corresponding Master Fund:

                  Notwithstanding any other investment policy of the Portfolio, the Portfolio may invest all of its net assets in an open-end management investment company having the same investment objective and limitations as the Portfolio.

         Each Portfolio has also adopted the same investment restrictions as the Master Fund in which it invests. These investment restrictions, the investment objective and all other investment policies or practices of the Portfolios, are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval.

Fundamental Investment Restriction of the Master Funds

         The Growth Fund, International Fund and Growth-Income Fund have adopted the following fundamental policies and investment restrictions that may not be changed without shareholder approval by holders of a majority of its outstanding shares. Such majority is defined in the 1940 Act as the vote of the lesser of
(i) 67% of more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy; or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on a fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by a fund.

         If a change in a Master Fund's investment restrictions are submitted to the holders of the Trust's outstanding voting securities, the matter will be deemed to be acted upon with respect to a Portfolio if a majority of the outstanding voting securities of the Portfolio vote for approval of the matter, notwithstanding (1) that the matter has not been approved by the holder's of a majority of the outstanding voting securities of any other Portfolio affected by the matter, and (2) that the matter has not been approved by the vote of a majority of the outstanding voting securities of the Trust.

         The Growth Fund, International Fund and Growth-Income Fund may not:

1. Invest more than 5% of the value of the total assets of each Master Fund in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations of the government of the U.S. under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitations with respect to 25% of the fund's total assets.

2. As to 75% of its total assets, purchase more than 10% of the outstanding voting securities of an issuer.

3. Invest more than 25% of each Master Fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, each Fund may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

4. Invest in real estate (including limited partnership interests, but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein).

5. Purchase commodities or commodity contracts; except that the International Fund may engage in transactions involving currencies (including forward or futures contracts and put and call options).

6. Invest in companies for the purpose of exercising control or management.

7.       Make loans to others except for (a) the purchase of debt securities;
         (b) entering into repurchase agreements; (c) the loaning of its portfolio securities; and (d) entering into loan participations.

8. Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of each Master Fund's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, each Fund will reduce, within three days, the amount of its borrowing in order to provide for 300% asset coverage.

9.       Purchase securities on margin.

10. Sell securities short, except to the extent that each Master Fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

11. Invest in puts, calls, straddles, spreads or any combination thereof; except as described above in investment restriction number 5.

12. Invest in securities of other investment companies, except as permitted by the 1940 Act.

13. Engage in underwriting of securities issued by others, except to the extent it may deemed to be acting as an underwriter in the purchase or resale of portfolio securities.

         Notwithstanding investment restriction number 12, if deemed advisable by their officers, compensation by the Master Series to its trustees may be invested in securities of these or other investment companies under a deferred compensation plan adopted by the Master Series' trustees pursuant to an exemptive order granted by the SEC.

         Notwithstanding investment restriction number 13, the Master Funds may not engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the Fund as an underwriter as that term is defined under the 1933 Act.

NON-FUNDAMENTAL POLICIES OF THE MASTER FUNDS

         The following non-fundamental policies of the Growth Fund, International Fund and Growth-Income Fund may be changed without shareholder approval:

1. Each Master Fund may not invest more than 15% of its net assets in illiquid securities.

2. The Master Funds will not issue senior securities, except as permitted by the 1940 Act.

                             MANAGEMENT OF THE TRUST

         The business and affairs of the Trust are managed under the direction of the Board according to the applicable laws of the Commonwealth of Massachusetts and the Trust's Amended and Restated Agreement and Declaration of Trust. The Board governs each Portfolio of the Trust and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Trust's activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio's performance. The Trustees are Paul S. Doherty, J. Michael Earley, R. Barbara Gitenstein, Walter H. May, Thomas J. McInerney, Jock Patton, David W.C. Putnam, Blaine E. Rieke, John G. Turner, Roger B. Vincent, and Richard A.

Wedemeyer. The Executive Officers of the Trust are James M. Hennessy, Michael J. Roland, Mary Bea Wilkinson, Robert S. Naka, Kimberly A. Anderson, Robyn L. Ichilov, Susan Kinens, Todd Modic, Maria Anderson, and Lauren Bensinger.

         Set forth in the table below is information about each Trustee of the
Trust:

                                                                                                 NUMBER OF
                                                                                                 PORTFOLIOS
                                                                                                  IN FUND
                                                TERM OF OFFICE                                    COMPLEX
                                POSITION(S)     AND LENGTH OF      PRINCIPAL OCCUPATION(S) -    OVERSEEN BY  OTHER DIRECTORSHIPS
   NAME, ADDRESS AND AGE      HELD WITH TRUST   TIME SERVED +      DURING THE PAST 5 YEARS        TRUSTEE    HELD BY TRUSTEE****
   ---------------------      ---------------   -------------      -----------------------        -------    -------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

PAUL S. DOHERTY               Trustee          February 2002 -   Mr. Doherty is President and      114       None
7337 E. Doubletree Ranch Rd.                   Present           Partner, Doherty, Wallace,
Scottsdale, Arizona 85258                                        Pillsbury and Murphy, P.C.,
Date of Birth:  04/28/1934                                       Attorneys (1996  - Present);
                                                                 Director, Tambrands, Inc.
                                                                 (1993 - 1998); and Trustee of
                                                                 each of the funds managed by
                                                                 Northstar Investment
                                                                 Management Corporation (1993
                                                                 - 1999).
------------------------------------------------------------------------------------------------------------------------------------
J. MICHAEL EARLEY             Trustee          1997 - Present    President and Chief Executive     114       None
7337 E. Doubletree Ranch Rd.                                     Officer, Bankers Trust
Scottsdale, Arizona 85258                                        Company, N.A. (1992 -
Date of Birth:  05/02/1945                                       Present).
------------------------------------------------------------------------------------------------------------------------------------
R. BARBARA GITENSTEIN         Trustee          1997 - Present    President, College of New         114       None
7337 E. Doubletree Ranch Rd.                                     Jersey (1999 - Present).
Scottsdale, Arizona 85258                                        Formerly, Executive Vice
Date of Birth:  02/18/1948                                       President and Provost, Drake
                                                                 University (1992 - 1998).
------------------------------------------------------------------------------------------------------------------------------------
WALTER H. MAY                 Trustee          February 2002 -   Retired.  Formerly, Managing      114       Trustee, Best Prep
7337 E. Doubletree Ranch Rd.                   Present           Director and Director of                    Charity
Scottsdale, Arizona 85258                                        Marketing, Piper Jaffray,
Date of Birth:  12/21/1936                                       Inc.; Trustee of each of the
                                                                 funds managed by Northstar
                                                                 Investment Management
                                                                 Corporation (1996 - 1999).
------------------------------------------------------------------------------------------------------------------------------------
JOCK PATTON                   Trustee          February 2002 -   Private Investor (June 1997 -     114       Director, Hypercom,
7337 E. Doubletree Ranch Rd.                   Present           Present).  Formerly, Director               Inc., JDA Software
Scottsdale, Arizona 85258                                        and Chief Executive Officer,                Group, Inc.; Buick of
Date of Birth:  12/11/1945                                       Rainbow Multimedia Group,                   Scottsdale, Inc.;
                                                                 Inc. (January 1999 - December               National Airlines, Inc.
                                                                 2001); Director of Stuart
                                                                 Entertainment, Inc.; Director
                                                                 of Artisoft, Inc. (1994 -
                                                                 1998).
------------------------------------------------------------------------------------------------------------------------------------
DAVID W.C. PUTNAM             Trustee          February 2002 -   President and Director, F.L.      114       Anchor International
7337 E. Doubletree Ranch Rd.                   Present           Putnam Securities Company,                  Bond Trust; F.L. Putnam
Scottsdale, Arizona 85258                                        Inc. and its affiliates;                    Foundation; Progressive
Date of Birth:  10/08/1939                                       President, Secretary and                    Capital Accumulation
                                                                 Trustee, The Principled                     Trust; Principled
                                                                 Equity Market Fund.                         Equity Market Fund;
                                                                 Formerly, Trustee, Trust                    Mercy Endowment
                                                                 Realty Corp.; Anchor                        Foundation; Director,
                                                                 Investment Trust; Bow Ridge                 F.L. Putnam Investment
                                                                 Mining Company and each of                  Management Company;
                                                                 the funds managed by                        Asian American Bank and
                                                                 Northstar Investment                        Trust Company; and
                                                                 Management Corporation (1994                Notre Dame Health Care
                                                                 - 1999).                                    Center; F.L. Putnam
                                                                                                             Securities Company,
                                                                                                             Inc.; and an Honorary
                                                                                                             Trustee, Mercy
                                                                                                             Hospital.
------------------------------------------------------------------------------------------------------------------------------------
BLAINE E. RIEKE*              Trustee          February 2002 -   General Partner, Huntington       114       Director, Morgan Chase
7337 E. Doubletree Ranch Rd.                   Present           Partners (January 1997 -                    Trust Co.
Scottsdale, Arizona 85258                                        Present).  Chairman of the
Date of Birth:  09/10/1933                                       Board and Trustee of each of
                                                                 the funds managed by ING
                                                                 Investment Management Co. LLC
                                                                 (November 1998 - February
                                                                 2001).
------------------------------------------------------------------------------------------------------------------------------------
ROGER B. VINCENT***           Trustee          1994 - Present    President, Springwell             114       President and Director,
7337 E. Doubletree Ranch Rd.                                     Corporation (1989 -                         AmeriGas Propane, Inc.
Scottsdale, Arizona 85258                                        Present).  Formerly,
Date of Birth:  08/26/1945                                       Director, Tatham Offshore,
                                                                 Inc. (1996 - 2000).
------------------------------------------------------------------------------------------------------------------------------------
RICHARD A. WEDEMEYER          Trustee          February 2002 -   Retired.  Mr. Wedemeyer was       114       President and Director
7337 E. Doubletree Ranch Rd.                   Present           formerly Vice President -                   Touchstone Consulting
Scottsdale, Arizona 85258                                        Finance and Administration,                 Group
Date of Birth:  03/23/1936                                       Channel Corporation (June
                                                                 1996 - April 2002).
                                                                 Formerly, Vice President,
                                                                 Operations and
                                                                 Administration, Jim Henson
                                                                 Productions (1979 - 1997);
                                                                 Trustee, First Choice
                                                                 Funds (1997 - 2001); and
                                                                 of each of the funds
                                                                 managed by ING Investment
                                                                 Management Co. LLC (1998 -
                                                                 2001).

------------------------------------------------------------------------------------------------------------------------
                                                       TERM OF OFFICE
    TRUSTEES WHO ARE              POSITION(S) HELD     AND LENGTH OF                PRINCIPAL OCCUPATION(S) -
  "INTERESTED PERSONS"               WITH FUND          TIME SERVED +                DURING THE PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------
THOMAS J. McINERNEY**,#           Trustee             (February 2002 -   Chief Executive Officer, ING U.S. Financial
7337 E. Doubletree Ranch Rd.                           Present)          Services (September 2001 - Present); General
Scottsdale, Arizona 85258                                                Manager and Chief Executive Officer, ING U.S.
Date of Birth:  05/05/1956                                               Worksite Financial Services (December 2000 -
                                                                         Present); Member, ING Americas Executive
                                                                         Committee (2001 - Present); President, Chief
                                                                         Executive Officer and Director of Northern Life
                                                                         Insurance Company (March 2001 - October 2002),
                                                                         ING Aeltus Holding Company, Inc. (2000 -
                                                                         Present), ING Retail Holding Company (1998 -
                                                                         Present), ING Life Insurance and Annuity
                                                                         Company (September 1997 - Present) and ING
                                                                         Retirement Holdings, Inc. (1997 - Present).
                                                                         Formerly, General Manager and Chief Executive
                                                                         Officer, ING Worksite Division (December 2000 -
                                                                         October 2001), President, ING-SCI, Inc. (August
                                                                         1997 - December 2000); President, Aetna
                                                                         Financial Services (August 1997 - December
                                                                         2000).
------------------------------------------------------------------------------------------------------------------------
JOHN G. TURNER**                  Chairman and        February           Chairman, Hillcrest Capital Partners (May 2002-
7337 E. Doubletree Ranch Rd.      Trustee             2002-Present       Present); President, Turner Investment Company
Scottsdale, Arizona 85258                                                (January 2002 - Present). Mr. Turner was
Date of Birth:  10/03/1939                                               formerly Vice Chairman of ING Americas (2000 -
                                                                         2002); Chairman and Chief Executive Officer of
                                                                         ReliaStar Financial Corp. and ReliaStar Life
                                                                         Insurance Company (1993 - 2000); Chairman of
                                                                         ReliaStar United Services Life Insurance Company
                                                                         (1995 - 1998); Chairman of ReliaStar Life
                                                                         Insurance Company of New York (1995 - 2001);
                                                                         Chairman of Northern Life Insurance Company
                                                                         (1992 - 2001); Chairman and Trustee of the
                                                                         Northstar affiliated investment companies (1993
                                                                         - 2001) and Director, Northstar Investment
                                                                         Management Corporation and its affiliates (1993
                                                                         - 1999 ).
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                   NUMBER OF
                                 PORTFOLIOS IN
                                      FUND
                                    COMPLEX
    TRUSTEES WHO ARE              OVERSEEN BY        OTHER DIRECTORSHIPS HELD BY
  "INTERESTED PERSONS"              TRUSTEE                  TRUSTEE****
--------------------------------------------------------------------------------------
THOMAS J. McINERNEY**,#               169        Director, Hemisphere, Inc.; Director,
7337 E. Doubletree Ranch Rd.                     Hemisphere, Inc.; Trustee, Equitable
Scottsdale, Arizona 85258                        Life Insurance Co., Golden American
Date of Birth:  05/05/1956                       Life Insurance Co., Life Insurance
                                                 Company of Georgia, Midwestern United
                                                 Life Insurance Co., ReliaStar Life
                                                 Insurance Co., Security Life of
                                                 Denver, Security Connecticut Life
                                                 Insurance Co., Southland Life
                                                 Insurance Co., USG Annuity and Life
                                                 Company, and United Life and Annuity
                                                 Insurance Co. Inc; Director,
                                                 Ameribest Life Insurance Co.,
                                                 Director, First Columbine Life
                                                 Insurance Co.; Member of the Board,
                                                 National Commission on Retirement
                                                 Policy, Governor's Council on
                                                 Economic Competitiveness and
                                                 Technology of Connecticut,
                                                 Connecticut Business and Industry
                                                 Association, Bushnell; Connecticut
                                                 Forum; Metro Hartford Chamber of
                                                 Commerce; and is Chairman, Concerned
                                                 Citizens for Effective Government.
--------------------------------------------------------------------------------------
JOHN G. TURNER**                      114        Director, Hormel Foods Corporation;
7337 E. Doubletree Ranch Rd.                     Shopko Stores, Inc.; and M.A.
Scottsdale, Arizona 85258                        Mortenson Company.
Date of Birth:  10/03/1939
--------------------------------------------------------------------------------------

+ Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy which states that each duly elected or appointed Trustee who is not an "interested person" of the Trust, as defined in the 1940 Act ("Independent Trustees"), shall retire from service as a Trustee at the first regularly scheduled quarterly meeting of the Board that is held after the Trustee reaches the age of 70. A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, in which even the extension would apply until such time as the shareholder meeting can be held or is no longer needed.

* For the period of time prior to May 1, 2003, Mr. Reike may have been an "interested person," as defined in the 1940 Act, of the Goldman Sachs Internet Tollkeeper(SM) Portfolio of the Trust, due to a family member's employment by the Portfolio Manager of that Portfolio.

** Messrs. McInerney and Turner are deemed to be "interested persons" of the Trust as defined in the 1940 Act because of their relationship with ING Groep, N.V., the parent corporation of the Investment Manager, ING Investments, LLC.

*** Mr. Vincent was the beneficial owner of 200 shares of Goldman, Sachs, & Co., the parent company of the Portfolio Manager of the Goldman Sachs Internet Tollkeeper(SM) Portfolio of the Trust, from December 2002 through February 2003. These shares were acquired by an account that Mr. Vincent does not directly manage, and he disposed of the shares upon learning that they were held in his account. Mr. Vincent may technically have been an "interested person," as defined in the 1940 Act, of the Goldman Sachs Internet Tollkeeper(SM) Portfolio and of the Trust during this period.

**** For purposes of this table, "ING Funds Complex" means the following investment companies: ING Equity Trust; ING Funds Trust; ING Investment Funds, Inc.; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Prime Rate Trust; ING Senior Income Fund; ING Variable Insurance Trust; ING Variable Products Trust; ING VP Emerging Markets Fund, Inc.; ING VP Natural Resources Trust; and USLICO Series Fund.

# Mr. McInerney is also a director of the following investment companies: ING VP Balanced Portfolio, Inc.; ING Strategic Allocation Portfolio, Inc.; ING GET Fund; ING VP Bond Portfolio; ING VP Money Market Portfolio; ING Variable Funds; ING Variable Portfolios, Inc.; and ING Series Fund, Inc.

Information about the ING Funds' officers are set forth in the table below:

----------------------------------------------------------------------------------------------------------------------
                                                        TERM OF OFFICE
                                     POSITIONS HELD     AND LENGTH OF                PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS AND AGE          WITH THE TRUST     TIME SERVED(1)               DURING THE LAST FIVE YEARS(2)
----------------------------------------------------------------------------------------------------------------------
JAMES M. HENNESSY                 President and Chief  March 2003 -      President, Chief Executive Officer and Chief
7337 E. Doubletree Ranch Rd.      Executive Officer    Present           Operating Officer March 2002 - Present (For
Scottsdale, Arizona 85258                                                the ING Funds), February 2001 - March 2002
Date of Birth:  10/03/1939        Vice President       January 2003 -    (For the Pilgrim Funds), Chief Operating
                                                       March 2003        Officer June 2000 - February 2001 (For the
                                                                         Pilgrim Funds); President and Chief Executive
                                                                         Officer, ING Capital Corporation, LLC, ING
                                                                         Funds Services, LLC, ING Advisors, Inc., ING
                                                                         Investments, LLC, Lexington Funds Distributor,
                                                                         Inc., Express America T.C., Inc. and EAMC
                                                                         Liquidation Corp. (December 2001 - Present);
                                                                         Executive Vice President and Chief Operating
                                                                         Officer and ING Funds Distributor, LLC (June
                                                                         2000 - Present). Formerly, Executive Vice
                                                                         President and Chief Operating Officer, ING
                                                                         Quantitative Management, Inc. (October 2001 -
                                                                         September 2002), Senior Executive Vice
                                                                         President (June 2000 - December 2000) and
                                                                         Secretary (April 1995 - December 2000), ING
                                                                         Capital Corporation, LLC, ING Funds Services,
                                                                         LLC, ING Investments, LLC, ING Advisors, Inc.,
                                                                         Express America T.C., Inc. and EAMC
                                                                         Liquidation Corp.; Executive Vice President,
                                                                         ING Capital Corporation, LLC and its
                                                                         affiliates (May 1998 - June 2000); and Senior
                                                                         Vice President, ING Capital Corporation, LLC
                                                                         and its affiliates (April 1995 - April 1998).
----------------------------------------------------------------------------------------------------------------------
MICHAEL J. ROLAND                 Executive Vice       March 2003 -      Executive Vice President, Assistant Secretary
7337 E. Doubletree Ranch Rd.      President and Chief  Present           and Principal Financial Officer, March 2002 -
Scottsdale, Arizona 85258         Financial Officer                      Present (For the ING Funds), Senior Vice
Date of Birth:  05/30/1958                                               President and Principal Financial Officer, June
                                  Vice President and   January 2003 -    1998 - March 2002 (For the Pilgrim Funds),
                                  Assistant Secretary  March 2003        Chief Financial Officer,  December 2002 -
                                                                         Present (For the IPI Funds), Executive Vice
                                                                         President, Chief Financial Officer and
                                                                         Treasurer, ING Funds Services, LLC, ING Funds
                                                                         Distributor, LLC, ING Advisors, Inc., ING
                                                                         Investments, LLC, Inc., Lexington Funds
                                                                         Distributor, Inc., Express America T.C., Inc.
                                                                         and EAMC Liquidation Corp. (December 2001 -
                                                                         Present). Formerly, Executive Vice President,
                                                                         Chief Financial Officer and Treasurer ING
                                                                         Quantitative Management (December 2001 -
                                                                         September 2002), Senior Vice President, ING
                                                                         Funds Services, LLC, ING Investments, LLC and
                                                                         ING Funds Distributor, LLC (June 1998 -
                                                                         December 2001) and Chief Financial Officer of
                                                                         Endeavor Group (April 1997 - June 1998).
----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS          POSITIONS HELD WITH      TERM OF OFFICE AND              PRINCIPAL OCCUPATION(S) DURING
AND AGE                     THE TRUST         LENGTH OF TIME SERVED (1)             THE LAST FIVE YEARS (2)
--------------------------------------------------------------------------------------------------------------------------
MARY BEA WILKINSON     Vice President         March 2003 - Present           Senior Vice President, ING Outside Funds
1475 DunwoodyDrive                                                           Group (2000-present); Senior Vice President
West                   President              February 2002 - March 2003     and Chief Financial Officer, First Golden
Chester, PA  19380                                                           American Life Insurance Company of New York
Date of Birth:                                                               (1997-present); President, Directed
9/18/1956                                                                    Services, Inc. (1993-1997)
--------------------------------------------------------------------------------------------------------------------------
ROBERT S. NAKA         Senior Vice            January 2003 - Present         Senior Vice President and Assistant, March
7337 E. Doubletree     President and                                         2002 - Present
Ranch Rd.              Assistant Vice                                        (For the ING Funds), Senior Vice President
Scottsdale, Arizona    President                                             and Assistant Secretary,  November 1999 -
85258                                                                        March 2002 (For the Pilgrim Funds),
Date of Birth:                                                               Assistant Secretary, July 1996 - November
06/17/1963                                                                   1999 (For the Pilgrim Funds), Secretary
                                                                             Senior Vice President and
                                                                             Assistant Secretary, ING Funds Services, LLC,
                                                                             ING Funds Distributor, LLC, ING Advisors,
                                                                             Inc., ING Capital Corporation, LLC, ING
                                                                             Investments, LLC (October 2001 - Present) and
                                                                             Lexington Funds Distributor, Inc. (December
                                                                             2001 - Present). Formerly, Senior Vice
                                                                             President and Assistant Secretary, ING
                                                                             Quantitative Management, Inc. (October 2001 -
                                                                             September 2002), Vice President, ING
                                                                             Investments, LLC (April 1997 - October 1999),
                                                                             ING Funds Services, LLC (February 1997 -
                                                                             August 1999) and Assistant Vice President,
                                                                             ING Funds Services, LLC (August 1995 -
                                                                             February 1997).
--------------------------------------------------------------------------------------------------------------------------
KIMBERLY A. ANDERSON   Vice President and     January 2003 - Present         Vice President and Secretary, March 2002 -
7337 E. Doubletree     Secretary                                             Present (For the ING Funds), February 2001
Ranch Rd.                                                                    - March 2002 (For the Pilgrim Funds), ING
Scottsdale, Arizona                                                          Funds Services, LLC, ING Funds Distributor,
85258                                                                        LLC, ING Advisors, Inc., ING Investments,
Date of Birth:                                                               LLC (October 2001 - Present) and Lexington
07/25/1964                                                                   Funds Distributor, Inc. (December 2001 -
                                                                             Present). Formerly, Vice President, ING
                                                                             Quantitative Management, Inc. (October 2001 -
                                                                             September 2002); Assistant Vice President,
                                                                             ING Funds Services, LLC (November 1999 -
                                                                             January 2001) and has held various other
                                                                             positions with ING Funds Services, LLC for
                                                                             more than the last five years.
--------------------------------------------------------------------------------------------------------------------------
ROBYN L. ICHILOV                                                             Vice President and Treasurer, March 2002 -
7337 E. Doubletree     Vice President         January 2003 - Present         Present (For the ING Funds), May 1998 -
Ranch Rd.                                                                    March 2002  (For the Pilgrim Funds), Vice
Scottsdale, Arizona    Treasurer              February 2003 - Present        President, November 1997 - May 1998
85258                                                                        (For the Pilgrim Funds), Vice President,
Date of Birth:                                                               ING Funds Services, LLC (October 2001 -
09/25/1967                                                                   Present) and ING Investments, LLC (August
                                                                             1997 - Present); Accounting Manager, ING
                                                                             Investments, LLC (November 1995 - Present).
--------------------------------------------------------------------------------------------------------------------------

NAME, ADDRESS          POSITIONS HELD WITH      TERM OF OFFICE AND              PRINCIPAL OCCUPATION(S) DURING
AND AGE                     THE TRUST         LENGTH OF TIME SERVED (1)             THE LAST FIVE YEARS (2)
-------------------------------------------------------------------------------------------------------------------------------
LAUREN D. BENSINGER    Vice President         February 2003 - Present        Vice President and Chief Compliance
7337 E. Doubletree                                                           Officer, ING Funds Distributor, LLC (July,
Ranch Rd.                                                                    1995 to Present); Vice President (February,
Scottsdale, Arizona                                                          1996 to Present) and Chief Compliance
85258                                                                        Officer (October, 2001 to Present) ING
Date of Birth:                                                               Investments, LLC; Vice President and Chief
02/06/1954                                                                   Compliance Officer, ING Advisors, Inc.
                                                                             (July 2000 to Present); Formerly, Vice
                                                                             President and Chief Compliance Officer ING
                                                                             Quantitative Management, Inc. (July 2000 to
                                                                             September 2002) and Vice President, ING Fund
                                                                             Services, LLC (July 1995 to Present).
-------------------------------------------------------------------------------------------------------------------------------
J. DAVID GREENWALD     Vice President         August 2003 - Present          Vice President of Mutual Fund Compliance of
7337 E. Doubletree                                                           ING Fund Services, LLC ( May 2003 -
Ranch Rd.                                                                    Present).  Formerly Assistant Treasure and
Scottsdale, AZ 85258                                                         Director of Mutual Fund Compliance and
Date of Birth:                                                               Operations of American Skandia, A
09/24/1957                                                                   Prudential Financial Company (October 1996
                                                                             - May 2003).
-------------------------------------------------------------------------------------------------------------------------------
HUEY FALGOUT           Secretary              August 2003 - Present          Counsel, ING U.S. Financial Services
7337 E. Doubletree                                                           (November 2002 - Present).  Formerly
Ranch Rd.                                                                    Associate General Counsel of AIG American
Scottsdale, Arizona                                                          General (January 1999 - November 2002) and
85258                                                                        Associate General Counsel of Van Kampen,
Date of Birth:                                                               Inc. (April 1992 - January 1999).
11/15/1963
-------------------------------------------------------------------------------------------------------------------------------
SUSAN KINENS           Assistant Vice         January 2003 - Present         Assistant Vice President and Assistant
7337 E. Doubletree     President and                                         Secretary, ING Funds Services, LLC
Ranch Rd.              Assistant Secretary                                   (December 2002 - Present); and has held
Scottsdale, Arizona                                                          various other positions with ING Funds
85258                                                                        Services, LLC for the last five years.
Date of Birth:
12/31/1976
-------------------------------------------------------------------------------------------------------------------------------
TODD MODIC             Vice President         August 2003 - Present          Director of Financial Reporting, ING
7337 E. Doubletree                                                           Investments, LLC (March 2001 - Present).
Ranch Rd.              Assistant Vice         January 2003 - August 2003     Formerly, Director of Financial Reporting,
Scottsdale, Arizona    President                                             Axient Communications, Inc. (May 2000 -
85258                                                                        January 2001) and Director of Finance,
Date of Birth:                                                               Rural/Metro Corporation (March 1995 - May
11/03/1967                                                                   2000).
-------------------------------------------------------------------------------------------------------------------------------
MARIA M. ANDERSON      Assistant Vice         January 2003 - Present         Assistant Vice President, ING Funds
7337 E. Doubletree     President                                             Services, LLC (October 2001 - Present).
Ranch Rd.                                                                    Formerly, Manager of Fund Accounting and
Scottsdale, Arizona                                                          Fund Compliance, ING Investments, LLC
85258                                                                        (September 1999 - November 2001); Section
Date of Birth:                                                               Manager of Fund Accounting, Stein Roe
05/29/1958                                                                   Mutual Funds (July 1998 - August 1999); and
                                                                             Financial Reporting Analyst, Stein Roe Mutual
                                                                             Funds (August 1997 - July 1998).
-------------------------------------------------------------------------------------------------------------------------------

(1) The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.

(2) The following documents the evolution of the name of each ING corporate entity referenced in the above biographies:

ING Investments, LLC (March 2002 - name changed from ING Pilgrim Investments,
  LLC)
  ING Mutual Funds Management Co., LLC (April 2001 - merged into ING Pilgrim
    Investments, LLC)

  ING Pilgrim Investments, Inc. (February 2001 - merged into ING Pilgrim
    Investments, LLC)

  ING Pilgrim Investments, LLC (February 2001 - formed)

  ING Pilgrim Investments, Inc. (September 2000 - name changed from Pilgrim
    Investments, Inc.)

  Pilgrim Advisors, Inc.** (April 2000 - merged into Pilgrim Investments, Inc.)

  Pilgrim Investments, Inc. (October 1998 - name changed from Pilgrim America
    Investments, Inc.)

  Pilgrim America Investments, Inc. (April 1995 - name changed from Newco
    Advisory Corporation)

  Newco Advisory Corporation (December 1994 - incorporated)

  **Pilgrim Advisors, Inc. (November 1999 - name changed from Northstar
    Investment Management Corporation)

ING Funds Distributor, LLC. (October 2002)

  ING Funds Distributor, Inc. (October 2002 - merged into ING Funds Distributor,
    LLC)

  ING Funds Distributor, LLC (October 2002 - formed)

  ING Pilgrim Securities, Inc. (September 2000 - name changed from Pilgrim
    Securities, Inc.)

  Northstar Distributors Inc. (November 1999 - merged into Pilgrim Securities,
    Inc.)

  Pilgrim Securities, Inc. (October 1998 - name changed from Pilgrim America
    Securities, Inc.)

  Pilgrim America Securities, Inc. (April 1995 - name changed from Newco
    Distributors Corporation)

  Newco Distributors Corporation (December 1994 -incorporated)

ING Funds Services, LLC (March 2002 - name changed from ING Pilgrim Group, LLC)

  ING Pilgrim Group, Inc. (February 2001 - merged into Pilgrim Group LLC)

  ING Pilgrim Group, LLC (February 2001 - formed)

  ING Pilgrim Group, Inc. (September 2000 - name changed from Pilgrim Group,
    Inc.)

  Lexington Global Asset Managers, Inc. (July 2000 - merged into Pilgrim Group,
    Inc.)

  Northstar Administrators, Inc. (November 1999 - merged into Pilgrim Group,
    Inc.)

  Pilgrim Group, Inc. (October 1998 - name changed from Pilgrim American Group,
    Inc.)

  Pilgrim America Group, Inc. (April 1995 - name changed from Newco Holdings
    Management Corporation)

  Newco Holdings Management Corporation (December 1994 - incorporated)

ING Capital Corporation, LLC (March 2002 - name changed from ING Pilgrim Capital
  Corporation, LLC)

  ING Pilgrim Capital Corporation (February 2001 - merged into ING Pilgrim
    Capital Corporation, LLC)

  ING Pilgrim Capital Corporation, LLC (February 2001 - formed)

  ING Pilgrim Capital Corporation (September 2000 - name changed from Pilgrim
    Capital Corporation)

  Pilgrim Capital Corporation (February 2000 - name changed from Pilgrim
    Holdings Corporation)

  Pilgrim Holdings Corporation (October 1999 - name changed from Northstar
    Holdings, Inc.)

  Northstar Holdings, Inc. (October 1999 - merged into Pilgrim Capital
    Corporation)

  Pilgrim Capital Corporation (June 1999 - name changed from Pilgrim America
    Capital Corporation)

  Pilgrim Capital Corporation (June 1999 - merged into Pilgrim America Capital
    Corporation)

  Pilgrim America Capital Corporation (April 1997 - incorporated)

ING Advisors, Inc. (March 2002 - name changed from ING Pilgrim Advisors, Inc.)

  ING Pilgrim Advisors, Inc. (March 2001 - name changed from ING Lexington
    Management Corporation)

  ING Lexington Management Corporation (October 2000 - name changed from
    Lexington Management Corporation)

Lexington Management Corporation (December 1996 - incorporated)

ING Quantitative Management, Inc. (September 2002 - Dissolved)

  ING Quantitative Management, Inc. (March 2002 - name changed from ING Pilgrim
    Quantitative Management, Inc.)

  ING Pilgrim Quantitative Management, Inc. (March 2001 - name changed from
    Market Systems Research Advisors)

  Market Systems Research Advisors, Inc. (November 1986 - incorporated)

SHARE OWNERSHIP POLICY

         In order to further align the interests of the Independent Trustees with shareholders, it is their policy to own beneficially, shares of one or more funds managed by ING entities at all times. For this purpose, beneficial ownership of Portfolio shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a Portfolio.

         Under this Policy, the initial value of investments in the Trust that are beneficially owned by a Trustee must equal at least $50,000. Existing Trustees shall have a reasonable amount of time from the date of adoption of this Policy in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time of becoming a Trustee. A decline in the value of any Portfolio's investments will not cause a Trustee to have to make any additional investments under this Policy.

TRUSTEES' PORTFOLIO EQUITY OWNERSHIP POSITIONS

Each of the current Trustees' ownership interest in the Trust, as of December 31, 2002, is set forth below:

                                                                           AGGREGATE DOLLAR RANGE OF EQUITY
                                                                             SECURITIES IN ALL REGISTERED
                                                                            INVESTMENT COMPANIES OVERSEEN
                                      DOLLAR RANGE OF                            BY TRUSTEE IN FAMILY OF
  NAME OF TRUSTEE                EQUITY SECURITIES IN TRUST                       INVESTMENT COMPANIES
-----------------------------------------------------------------------------------------------------------
Paul S. Doherty*         None                                                  Over $100,000

J. Michael Earley        Marsico Growth -- $10,001 - $50,000                   $10,001 - $50,000
                         MFS Mid Cap Growth -- $1--$10,000
                         Capital Guardian Small Cap
                               -- $10,001 - $50,000

R. Barbara Gitenstein    Janus Special Equity Portfolio -- $1 -- $10,000       $50,001 - $100,000

Walter H. May*           None                                                  Over $100,000

Thomas J. McInerney*     None                                                  None

Jock Patton*             None                                                  $50,001 - $100,000

David W.C. Putnam*       None                                                  Over $100,000

Blaine E. Rieke*         None                                                  $50,001 - $100,000

John G. Turner*          None                                                  None

Roger B. Vincent         T. Rowe Price Capital Appreciation -- $10,000         Over $100,000
                         --$50,000
                         Van Kampen Growth and Income
                               -- $10,001 - $50,000
                         Capital Guardian Small Cap
                               -- $10,001 - $50,000

Richard A. Wedemeyer*    None                                                  $10,001 - $50,000

*     Elected as Trustee on February 15, 2002.

BOARD COMMITTEES

    VALUATION AND PROXY VOTING COMMITTEE. As of July 10, 2003, the name of the committee changed from the Valuation Committee to the Valuation and Proxy Voting Committee. The Committee's function is to review the determination of the value of securities held by the Portfolios for which market quotations are not available and, beginning in July 2003, oversee management's administration of proxy voting. The Valuation and Proxy Voting Committee currently consists of five (5) Independent Trustees: Jock Patton, Walter H. May, Paul Doherty, R. Barbara Gitenstein, and Richard A Wedemeyer. Mr. Patton serves as Chairman of the Committee. During the fiscal year ended December 31, 2002, the Valuation Committee held four (4) meetings.


         EXECUTIVE COMMITTEE. The Board has established an Executive Committee whose function is to act for the full Board if necessary in the event that Board action is needed between regularly scheduled Board meetings. The Executive Committee currently consists of two (2) Independent Trustees and two (2) Trustees who are "interested persons," as defined in the 1940 Act: John G. Turner, Walter H. May, Thomas J. McInerney and Jock Patton. Mr. Turner serves as Chairman of the Committee. During the fiscal year ended December 31, 2002, the Executive Committee held four (4) meetings.


         NOMINATING COMMITTEE. The Board has established a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Nominating Committee currently consists of four (4) Independent Trustees: Walter
H. May, Paul S. Doherty, R. Barbara Gitenstein and Richard A. Wedemeyer. Mr. May serves as Chairman of the Committee. The Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholders. During the fiscal year ended December 31, 2002, the Nominating Committee held one (1) meeting.


         AUDIT COMMITTEE. The Board has established an Audit Committee, composed entirely of Independent Trustees. The Audit Committee consists of Blaine E. Rieke, David W.C. Putnam, J. Michael Earley, and Roger B. Vincent. Mr. Earley serves as Chairman of the Committee. The Audit Committee reviews the financial reporting process, the Trust's systems of internal control, the audit process, and the Trust's processes for monitoring compliance with investment restrictions and applicable laws. The Audit Committee recommends to the Board the appointment of auditors for the Trust. In such capacity, it reviews audit plans, fees and other material arrangements with respect to the engagement of auditors, including non-audit services to be performed. It also reviews the qualifications of key personnel involved in the foregoing activities. During the fiscal year ended December 31, 2002, the Audit Committee held four (4) meetings.


         INVESTMENT REVIEW COMMITTEES. On February 25, 2003, the Board established two Investment Review Committees: the Domestic Equity and the International Equity and Fixed Income Funds Investment Review Committees The purpose of these committees is to provide a committee structure that can effectively provide oversight of investment activities of the mutual fund portfolios. The Domestic Equity Investment Review Committee consists of J. Michael Earley, David W.C. Putnam, Blaine E. Rieke, John G. Turner, and Roger B. Vincent. The International Equity and Fixed Income Funds Investment Review Committee consists of Paul S. Doherty, R. Barbara Gitenstein, Walter May, Thomas
J. McInerney, Jock Patton, and Richard A. Wedemeyer. During the fiscal year ended December 31, 2002, each Investment Review Committee (Domestic Equity Portfolios, International Portfolios, and Fixed Income Portfolios Investment Review Committees) held four (4) meetings.


         FREQUENCY OF BOARD MEETINGS

         The Board currently conducts regular meetings four (4) times a year. The Audit and Valuation and Proxy Voting Committees also meet regularly four (4) times per year, respectively, and the remaining Committees meet as needed. In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting.

COMPENSATION OF TRUSTEES


          Each Trustee is reimbursed for expenses incurred in connection with each meeting of the Board or any committee attended. Each Independent Trustee is compensated for his or her services according to a fee schedule and receives a fee that consists of an annual retainer component and a meeting fee component.

                  Prior to February 26, 2002, each Independent Trustee, and any Interested Trustee that is not an interested person of ING or DSI, received (i) an annual retainer of $20,000, payable in equal quarterly installments; (ii) $5,000 per meeting for each Board meeting attended in person; (iii) $1,000 for attendance in person at any committee meeting not held in conjunction with a regular Board Meeting or for any specially called telephonic meeting; (iv) $5,000 per annum for serving as a committee chairperson, paid in equal quarterly installments; (v) $1,250 per meeting for attendance at a regular Board meeting by telephone; (vi) $250 per meeting for attendance of a committee meeting not held in conjunction with a regular Board meeting by telephone; and (vii) reimbursement for out-of-pocket expenses. In addition, the Lead Trustee received an additional 50% of the regular retainer of $20,000 plus 50% of the full quarterly meeting fee of $20,000 plus 50% of $1,000 for attendance in person at any committee meeting not held in conjunction with a regular Board meeting or for any specially called telephonic meeting. The pro rata share paid by each Portfolio was based on the Portfolio's average net assets as a percentage of the average net assets of all the Portfolios for which the Trustees serve in common as trustees as of the date the payment is due. None of the Trustees of the Trust was entitled to receive pension or retirement benefits during the year ended December 31, 2002.

                  Prior to January 1, 2003, each Portfolio of the Trust pays each Independent Trustee a pro rata share, as described below, of: (i) an annual retainer of $35,000 (Messrs. Patton and May, as lead directors, receive an annual retainer of $45,000); (ii) $5,500 for each in person meeting of the Board; (iii) $1,000 per attendance of any Committee meeting; (iv) $1,000 for attendance at any Special meeting; and (v) out-of-pocket expenses. The pro rata share paid by each Portfolio is based on each Portfolio's average net assets as a percentage of the average net assets of all the funds managed by DSI or its affiliate, ING Investments LLC, for which the Trustees serve in common as Directors/Trustees.

                  Effective January 1, 2003, each Portfolio of the Trust pays each Independent Trustee a pro rata share, as described below, of: (i) an annual retainer of $40,000 per year (Messrs. May and Patton, as lead Trustees, receive an annual retainer of $55,000); (ii) $7,000 for each in-person meeting of the Board; (iii) $2,000 per attendance of a telephonic Board meeting; (iv) $2,000 per attendance of a committee meeting; (v) extra pay of $1,000 per meeting paid to committee chairmen; and (vii) out-of-pocket expenses. The pro rata share paid by each Portfolio is based on each Portfolio's average net assets of all the funds managed by DSI or its affiliate, ING Investments LLC, for which the Trustees serve in common as Directors/Trustees.

                  The following table sets forth information regarding compensation of Trustees by the Trust and other funds managed by DSI and investment adviser to the other portfolios of the Trust and an affiliate of the Investment Manager for the fiscal year ended December 31, 2002. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from the Trust or any other funds managed by DSI or its affiliates.

---------------------------------------------------------------------------------------------------
                      AGGREGATE                         AGGREGATE                        AGGREGATE
                    COMPENSATION        AGGREGATE      COMPENSATION      AGGREGATE     COMPENSATION
                       FROM           COMPENSATION     FROM CAPITAL     COMPENSATION       FROM
    NAME OF           SALOMON         FROM UBS U.S.   GUARDIAN SMALL     FROM PIMCO     DEVELOPING
PERSON,POSITION    BROTHERS ALL CAP     BALANCED           CAP           CORE BOND        WORLD
---------------------------------------------------------------------------------------------------
JOHN G.
TURNER
TRUSTEE(4, 5)            ----             ----            ----            ----             ----
---------------------------------------------------------------------------------------------------
THOMAS J.
MCINERNEY
TRUSTEE(4, 5)            ----             ----            ----            ----             ----
---------------------------------------------------------------------------------------------------
R. GLENN
HILLIARD
TRUSTEE(4, 5, 10)        ----             ----            ----            ----             ----
---------------------------------------------------------------------------------------------------
J. MICHAEL
EARLEY
TRUSTEE                 $1,534            $461            $685            $263             $132
---------------------------------------------------------------------------------------------------
R. BARBARA
GITENSTEIN
TRUSTEE                 $1,538            $447            $685            $224             $172
---------------------------------------------------------------------------------------------------

                                                       AGGREGATE
                      AGGREGATE         AGGREGATE     COMPENSATION      AGGREGATE       AGGREGATE
                     COMPENSATION     COMPENSATION       FROM T.      COMPENSATION    COMPENSATION
                     FROM FMR(SM)       FROM VAN       ROWE PRICE     FROM JENNISON       FROM
    NAME OF        DIVERSIFIED MID-   KAMPEN EQUITY      EQUITY          EQUITY       MERCURY FOCUS
PERSON,POSITION         CAP              GROWTH          INCOME       OPPORTUNITIES       VALUE
---------------------------------------------------------------------------------------------------
JOHN G.
TURNER
TRUSTEE(4, 5)             ----           ----          ----               ----             ----
---------------------------------------------------------------------------------------------------
THOMAS J.
MCINERNEY
TRUSTEE(4, 5)             ----           ----          ----               ----             ----
---------------------------------------------------------------------------------------------------
R. GLENN
HILLIARD
TRUSTEE(4, 5, 10)         ----           ----          ----               ----             ----
---------------------------------------------------------------------------------------------------
J. MICHAEL
EARLEY
TRUSTEE                  $1,011          $988          $703               $622             $39
---------------------------------------------------------------------------------------------------
R. BARBARA
GITENSTEIN
TRUSTEE                  $1,015          $992          $720               $622             $39
---------------------------------------------------------------------------------------------------

                    AGGREGATE                         AGGREGATE                        AGGREGATE
                   COMPENSATION       AGGREGATE      COMPENSATION      AGGREGATE     COMPENSATION
                      FROM          COMPENSATION     FROM CAPITAL     COMPENSATION       FROM
    NAME OF          SALOMON        FROM UBS U.S.   GUARDIAN SMALL     FROM PIMCO     DEVELOPING
PERSON,POSITION  BROTHERS ALL CAP      BALANCED          CAP           CORE BOND        WORLD
-------------------------------------------------------------------------------------------------
ROGER B.
VINCENT
TRUSTEE(9)             $1,700           $493             $716            $234            $139
-------------------------------------------------------------------------------------------------
PAUL S.
DOHERTY
TRUSTEE(4)             $1,569           $472             $685            $263            $133
-------------------------------------------------------------------------------------------------
WALTER H. MAY
TRUSTEE(4)             $1,945           $565             $825            $270            $160
-------------------------------------------------------------------------------------------------
BLAINE E. RIEKE
TRUSTEE(4, 8)          $1,669           $483             $716            $234            $139
-------------------------------------------------------------------------------------------------
RICHARD A.
WEDEMEYER
TRUSTEE(4)             $1,569           $457             $685            $224            $172
-------------------------------------------------------------------------------------------------
JOCK PATTON
TRUSTEE(4)             $1,845           $539             $794            $260            $194
-------------------------------------------------------------------------------------------------
DAVID W.C.
PUTNAM
TRUSTEE(4)             $1,669           $483             $716            $234            $139
-------------------------------------------------------------------------------------------------
ROBERT A.
GRAYSON
TRUSTEE(6)              ----            ----             ----            ----            ----
-------------------------------------------------------------------------------------------------
STANLEY B.
SEIDLER
TRUSTEE(6)              ----            ----             ----            ----            ----
-------------------------------------------------------------------------------------------------
ELIZABETH J.
NEWELL
TRUSTEE(6)              ----            ----             ----            ----            ----
-------------------------------------------------------------------------------------------------
JOHN R.
BARMEYER
TRUSTEE(6)              ----            ----             ----            ----            ----
-------------------------------------------------------------------------------------------------
ROBERT C.
SALIPANTE
TRUSTEE(5, 6, 7)        ----            ----             ----            ----            ----
-------------------------------------------------------------------------------------------------
                                                       AGGREGATE
                      AGGREGATE         AGGREGATE     COMPENSATION     AGGREGATE        AGGREGATE
                    COMPENSATION      COMPENSATION      FROM T.       COMPENSATION     COMPENSATION
                    FROM FMR(SM)        FROM VAN       ROWE PRICE     FROM JENNISON       FROM
    NAME OF        DIVERSIFIED MID-   KAMPEN EQUITY      EQUITY          EQUITY       MERCURY FOCUS
PERSON,POSITION         CAP              GROWTH          INCOME       OPPORTUNITIES       VALUE
---------------------------------------------------------------------------------------------------
ROGER B.
VINCENT
TRUSTEE(9)            $1,123             $1,098          $772             $687             $43
---------------------------------------------------------------------------------------------------
PAUL S.
DOHERTY
TRUSTEE(4)            $1,040             $1,019          $707             $631             $40
---------------------------------------------------------------------------------------------------
WALTER H. MAY
TRUSTEE(4)            $1,284             $1,257          $883             $786             $49
---------------------------------------------------------------------------------------------------
BLAINE E. RIEKE
TRUSTEE(4, 8)         $1,097             $1,074          $768             $685             $42
---------------------------------------------------------------------------------------------------
RICHARD A.
WEDEMEYER
TRUSTEE(4)            $1,040             $1,019          $724             $625             $40
---------------------------------------------------------------------------------------------------
JOCK PATTON
TRUSTEE(4)            $1,228             $1,205          $839             $726             $47
---------------------------------------------------------------------------------------------------
DAVID W.C.
PUTNAM
TRUSTEE(4)            $1,097             $1,071          $768             $685             $42
---------------------------------------------------------------------------------------------------
ROBERT A.
GRAYSON
TRUSTEE(6)             ----               ----           ----             ----             ----
---------------------------------------------------------------------------------------------------
STANLEY B.
SEIDLER
TRUSTEE(6)             ----               ----           ----             ----             ----
---------------------------------------------------------------------------------------------------
ELIZABETH J.
NEWELL
TRUSTEE(6)             ----               ----           ----             ----             ----
---------------------------------------------------------------------------------------------------
JOHN R.
BARMEYER
TRUSTEE(6)             ----               ----           ----             ----             ----
---------------------------------------------------------------------------------------------------
ROBERT C.
SALIPANTE
TRUSTEE(5, 6, 7)       ----               ----           ----             ----             ----
---------------------------------------------------------------------------------------------------

                                                    AGGREGATE
                     AGGREGATE       AGGREGATE    COMPENSATION      AGGREGATE        AGGREGATE
                    COMPENSATION    COMPENSATION    FROM JP       COMPENSATION      COMPENSATION
                    FROM T. ROWE    FROM MERCURY     MORGAN         FROM VAN           FROM
     NAME OF       PRICE CAPITAL    FUNDAMENTAL   FLEMING SMALL   KAMPEN GLOBAL       MARSICO
PERSON, POSITION    APPRECIATION      GROWTH       CAP EQUITY       FRANCHISE          GROWTH
------------------------------------------------------------------------------------------------
JOHN G.
TURNER
TRUSTEE(4, 5)           ----            ----          ----            ----              ----
------------------------------------------------------------------------------------------------
THOMAS J.
MCINERNEY
TRUSTEE(4, 5)           ----            ----          ----            ----              ----
------------------------------------------------------------------------------------------------
R. GLENN
HILLIARD
TRUSTEE(4, 5, 10)       ----            ----          ----            ----              ----
------------------------------------------------------------------------------------------------
J. MICHAEL
EARLEY
TRUSTEE                $1,783           $267         $1,022          $1,022            $1,254
------------------------------------------------------------------------------------------------
R. BARBARA
GITENSTEIN
TRUSTEE                $1,576           $268         $1,026          $1,658            $1,254
------------------------------------------------------------------------------------------------
ROGER B.
VINCENT
TRUSTEE(9)             $1,742           $297         $1,137          $1,137            $1,383
------------------------------------------------------------------------------------------------

                                                       AGGREGATE
                                                     COMPENSATION                       AGGREGATE
                                                         FROM                          COMPENSATION
                       AGGREGATE       AGGREGATE       JPMORGAN        AGGREGATE          FROM
                      COMPENSATION   COMPENSATION    FLEMING INT'L    COMPENSATION       SALOMON
     NAME OF          FROM MFS MID       FROM          ENHANCED           FROM           BROTHERS
PERSON, POSITION       CAP GROWTH     HARD ASSETS        EAFE         INT'L EQUITY      INVESTORS
---------------------------------------------------------------------------------------------------
JOHN G.
TURNER
TRUSTEE(4, 5)            ----            ----            ----            ----               ----
---------------------------------------------------------------------------------------------------
THOMAS J.
MCINERNEY
TRUSTEE(4, 5)            ----            ----            ----            ----               ----
---------------------------------------------------------------------------------------------------
R. GLENN
HILLIARD
TRUSTEE(4, 5, 10)        ----            ----            ----            ----               ----
---------------------------------------------------------------------------------------------------
J. MICHAEL
EARLEY
TRUSTEE                 $1,209           $202            $300            $543               $247
---------------------------------------------------------------------------------------------------
R. BARBARA
GITENSTEIN
TRUSTEE                 $1,211           $203            $303            $621               $247
---------------------------------------------------------------------------------------------------
ROGER B.
VINCENT
TRUSTEE(9)              $1,334           $224            $332            $588               $273
---------------------------------------------------------------------------------------------------

                                                    AGGREGATE
                     AGGREGATE       AGGREGATE    COMPENSATION      AGGREGATE        AGGREGATE
                    COMPENSATION    COMPENSATION    FROM JP       COMPENSATION      COMPENSATION
                    FROM T. ROWE    FROM MERCURY     MORGAN         FROM VAN           FROM
     NAME OF       PRICE CAPITAL    FUNDAMENTAL   FLEMING SMALL   KAMPEN GLOBAL       MARSICO
PERSON, POSITION    APPRECIATION      GROWTH       CAP EQUITY       FRANCHISE          GROWTH
------------------------------------------------------------------------------------------------
PAUL S.
DOHERTY
TRUSTEE(4)             $1,799           $275        $1,051          $1,822            $1,254
------------------------------------------------------------------------------------------------
WALTER H.
MAY TRUSTEE(4)         $1,992           $339        $1,300          $2,095            $1,583
------------------------------------------------------------------------------------------------
BLAINE E.
RIEKE
TRUSTEE(4, 8)          $1,728           $289        $1,108          $1,785            $1,383
------------------------------------------------------------------------------------------------
RICHARD A.
WEDEMEYER
TRUSTEE(4)             $1,589           $275        $1,055          $1,702            $1,254
------------------------------------------------------------------------------------------------
JOCK PATTON
TRUSTEE(4)             $1,853           $325        $1,247          $1,247            $1,454
------------------------------------------------------------------------------------------------
DAVID W.C.
PUTNAM
TRUSTEE(4)             $1,728           $289        $1,108          $1,108            $1,383
------------------------------------------------------------------------------------------------
ROBERT A.
GRAYSON
TRUSTEE(6)             $1,728           $289        $1,108          $1,108            $1,383
------------------------------------------------------------------------------------------------
STANLEY B.
SEIDLER
TRUSTEE(6)              ----            ----         ----            ----              ----
------------------------------------------------------------------------------------------------
ELIZABETH J.
NEWELL
TRUSTEE(6)              ----            ----         ----            ----              ----
------------------------------------------------------------------------------------------------
JOHN R.
BARMEYER
TRUSTEE(6)              ----            ----         ----            ----              ----
------------------------------------------------------------------------------------------------
ROBERT C.
SALIPANTE
TRUSTEE(5, 6, 7)        ----            ----         ----            ----              ----
------------------------------------------------------------------------------------------------
                                                       AGGREGATE
                                                     COMPENSATION                       AGGREGATE
                                                         FROM                          COMPENSATION
                       AGGREGATE       AGGREGATE       JPMORGAN        AGGREGATE          FROM
                      COMPENSATION   COMPENSATION    FLEMING INT'L    COMPENSATION       SALOMON
     NAME OF          FROM MFS MID       FROM          ENHANCED           FROM           BROTHERS
PERSON, POSITION       CAP GROWTH     HARD ASSETS        EAFE         INT'L EQUITY      INVESTORS
----------------      ------------   ------------    -------------    ------------     ------------
PAUL S.
DOHERTY
TRUSTEE(4)             $1,210           $206             $310            $553             $250
---------------------------------------------------------------------------------------------------
WALTER H.
MAY TRUSTEE(4)         $1,526           $256             $381            $679             $312
---------------------------------------------------------------------------------------------------
BLAINE E.
RIEKE
TRUSTEE(4, 8)          $1,333           $220             $325            $580             $270
---------------------------------------------------------------------------------------------------
RICHARD A.
WEDEMEYER
TRUSTEE(4)             $1,211           $206             $311            $629             $250
---------------------------------------------------------------------------------------------------
JOCK PATTON
TRUSTEE(4)             $1,404           $243             $367            $725             $292
---------------------------------------------------------------------------------------------------
DAVID W.C.
PUTNAM
TRUSTEE(4)             $1,333           $220             $325            $580             $270
---------------------------------------------------------------------------------------------------
ROBERT A.
GRAYSON
TRUSTEE(6)             $1,333           $220             $325            $580             $270
---------------------------------------------------------------------------------------------------
STANLEY B.
SEIDLER
TRUSTEE(6)              ----            ----             ----            ----             ----
---------------------------------------------------------------------------------------------------
ELIZABETH J.
NEWELL
TRUSTEE(6)              ----            ----             ----            ----             ----
---------------------------------------------------------------------------------------------------
JOHN R.
BARMEYER
TRUSTEE(6)              ----            ----             ----            ----             ----
---------------------------------------------------------------------------------------------------
ROBERT C.
SALIPANTE
TRUSTEE(5, 6, 7)        ----            ----             ----            ----             ----
---------------------------------------------------------------------------------------------------

                                   AGGREGATE
                     AGGREGATE    COMPENSATION                   AGGREGATE      AGGREGATE                 AGGREGATE     AGGREGATE
                    COMPENSATION  FROM CAPITAL   AGGREGATE     COMPENSATION   COMPENSATION   AGGREGATE   COMPENSATION COMPENSATION
                       FROM         GUARDIAN   COMPENSATION        FROM           FROM     COMPENSATION      FROM         FROM
    NAME OF      JANUS GROWTH AND  LARGE CAP   FROM LIMITED  CAPITAL GUARDIAN  VAN KAMPEN      FROM     JANUS SPECIAL  AIM MID CAP
PERSON, POSITION       INCOME        VALUE     MATURITY BOND  MANAGED GLOBAL   REAL ESTATE MFS RESEARCH     EQUITY       GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
JOHN G.
TURNER
TRUSTEE(4, 5)          ----           ----         ----            ----            ----        ----          ----          ----
-----------------------------------------------------------------------------------------------------------------------------------
THOMAS J.
MCINERNEY
TRUSTEE(4, 5)          ----           ----         ----            ----            ----        ----          ----          ----
-----------------------------------------------------------------------------------------------------------------------------------
R. GLENN
HILLIARD
TRUSTEE(4, 5, 10)      ----           ----         ----            ----            ----        ----          ----          ----
-----------------------------------------------------------------------------------------------------------------------------------
J. MICHAEL
EARLEY
TRUSTEE               $1,099          $637        $1,292          $  972           $212       $1,206        $1,939        $1,841
-----------------------------------------------------------------------------------------------------------------------------------
R. BARBARA
GITENSTEIN
TRUSTEE               $1,106          $675        $1,177          $  974           $212       $1,207        $1,949        $1,850
-----------------------------------------------------------------------------------------------------------------------------------
ROGER B.
VINCENT
TRUSTEE(9)            $1,167          $693        $1,229          $1,079           $234       $1,332        $2,062        $2,037
-----------------------------------------------------------------------------------------------------------------------------------
PAUL S.
DOHERTY
TRUSTEE(4)            $1,199          $645        $1,344          $  993           $212       $1,211        $2,153        $2,000
-----------------------------------------------------------------------------------------------------------------------------------
WALTER H. MAY
TRUSTEE(4)            $1,347          $794        $1,422          $1,234           $268       $1,524        $2,370        $2,336
-----------------------------------------------------------------------------------------------------------------------------------

                                            AGGREGATE
                            AGGREGATE      COMPENSATION                    AGGREGATE
                           COMPENSATION    FROM CAPITAL   AGGREGATE       COMPENSATION
                               FROM          GUARDIAN    COMPENSATION         FROM
       NAME OF           JANUS GROWTH AND    LARGE CAP   FROM LIMITED   CAPITAL GUARDIAN
  PERSON, POSITION          AND INCOME        VALUE      MATURITY BOND   MANAGED GLOBAL
----------------------------------------------------------------------------------------
BLAINE E.
RIEKE
TRUSTEE(4),(8)           $          1,144  $        686  $       1,218  $          1,061
----------------------------------------------------------------------------------------
RICHARD A.
WEDEMEYER
TRUSTEE(4)               $          1,129  $        682  $       1,188  $            993
----------------------------------------------------------------------------------------
JOCK PATTON
TRUSTEE(4)               $          1,332  $        791  $       1,392  $          1,166
----------------------------------------------------------------------------------------
DAVID W.C.
PUTNAM
TRUSTEE(4)               $          1,444  $        686  $       1,218  $          1,061
----------------------------------------------------------------------------------------
ROBERT A.
GRAYSON
TRUSTEE(6)                           ----          ----           ----              ----
----------------------------------------------------------------------------------------
STANLEY B.
SEIDLER
TRUSTEE(6)                           ----          ----           ----              ----
----------------------------------------------------------------------------------------
ELIZABETH J.
NEWELL
TRUSTEE(6)                           ----          ----           ----              ----
----------------------------------------------------------------------------------------
JOHN R.
BARMEYER
TRUSTEE(6)                           ----          ----           ----              ----
----------------------------------------------------------------------------------------
ROBERT C.
SALIPANTE
TRUSTEE(5),(6),(7)                   ----          ----           ----              ----
----------------------------------------------------------------------------------------

                          AGGREGATE                   AGGREGATE      AGGREGATE
                         COMPENSATION   AGGREGATE    COMPENSATION   COMPENSATION
                             FROM      COMPENSATION      FROM           FROM
       NAME OF            VAN KAMPEN       FORM      JANUS SPECIAL  AIM MID CAP
  PERSON, POSITION       REAL ESTATE   MFS RESEARCH     EQUITY         GROWTH
--------------------------------------------------------------------------------
BLAINE E.
RIEKE
TRUSTEE(4),(8)           $        234  $      1,328  $       2,007  $      1,998
--------------------------------------------------------------------------------
RICHARD A.
WEDEMEYER
TRUSTEE(4)               $        212  $      1,211  $       2,003  $      1,889
--------------------------------------------------------------------------------
JOCK PATTON
TRUSTEE(4)               $        246  $      1,407  $       2,366  $      2,227
--------------------------------------------------------------------------------
DAVID W.C.
PUTNAM
TRUSTEE(4)               $        234  $      1,328  $       2,007  $      1,998
--------------------------------------------------------------------------------
ROBERT A.
GRAYSON
TRUSTEE(6)                       ----          ----           ----          ----
--------------------------------------------------------------------------------
STANLEY B.
SEIDLER
TRUSTEE(6)                       ----          ----           ----          ----
--------------------------------------------------------------------------------
ELIZABETH J.
NEWELL
TRUSTEE(6)                       ----          ----           ----          ----
--------------------------------------------------------------------------------
JOHN R.
BARMEYER
TRUSTEE(6)                       ----          ----           ----          ----
--------------------------------------------------------------------------------
ROBERT C.
SALIPANTE
TRUSTEE(5),(6),(7)              ----          ----           ----          ----
--------------------------------------------------------------------------------

                                                   AGGREGATE                   AGGREGATE    PENSION OR
                                                  COMPENSATION                COMPENSATION  RETIREMENT
                        AGGREGATE    AGGREGATE        FROM       AGGREGATE        FROM       BENEFITS
                      COMPENSATION  COMPENSATION       VAN      COMPENSATION     GOLDMAN      ACCRUED
                          FROM       FROM EAGLE      KAMPEN        FROM           SACHS     AS PART OF
    NAME OF            MFS TOTAL     ASSET VALUE   GROWTH AND   ALLIANCE MID    INTERNET       FUND
PERSON, POSITION         RETURN        EQUITY        INCOME      CAP GROWTH    TOLLKEEPER    EXPENSES
------------------------------------------------------------------------------------------------------
JOHN G.
TURNER
TRUSTEE(4),(5)                ----          ----          ----          ----          ----        ----
------------------------------------------------------------------------------------------------------
THOMAS J.
MCINERNEY
TRUSTEE(4),(5)                ----          ----          ----          ----          ----        ----
------------------------------------------------------------------------------------------------------
R. GLENN
HILLIARD
TRUSTEE(4),(5),(10)           ----          ----          ----          ----          ----        ----
------------------------------------------------------------------------------------------------------
J. MICHAEL
EARLEY
TRUSTEE               $      1,837  $        282  $      1,699  $        974  $        438     N/A
------------------------------------------------------------------------------------------------------
R. BARBARA
GITENSTEIN            $      1,573  $        282  $      1,702  $        977  $        439     N/A
TRUSTEE
------------------------------------------------------------------------------------------------------
ROGER B.
VINCENT               $      1,736  $        311  $      1,879  $      1,076  $        486     N/A
TRUSTEE(9)
------------------------------------------------------------------------------------------------------
PAUL S.
DOHERTY               $      1,843  $        282  $      1,720  $        988  $        451     N/A
TRUSTEE(4)
------------------------------------------------------------------------------------------------------
WALTER H. MAY
TRUSTEE(4)            $      1,986  $        356  $      2,151  $      1,233  $        556     N/A
------------------------------------------------------------------------------------------------------
BLAINE E.
RIEKE
TRUSTEE(4),(8)        $      1,731  $        311  $      1,861  $      1,064  $        474     N/A
------------------------------------------------------------------------------------------------------

                                                                     AGGREGATE        TOTAL
                                       AGGREGATE      AGGREGATE    COMPENSATION    COMPENSATION
                                     COMPENSATION   COMPENSATION       FROM            FROM
                                         FROM          FROM             ING         REGISTRANT
                        ESTIMATED         ING           ING          AMERICAN        AND FUND
                         ANNUAL        AMERICAN       AMERICAN         FUNDS          COMPLEX
                        BENEFITS         FUNDS         FUNDS           GROWTH           PAID
    NAME OF               UPON           GROWTH        INTER'L         INCOME     TO TRUSTEES(2),
PERSON, POSITION      RETIREMENT(1)  PORTFOLIO(11)  PORTFOLIO(11)  PORTFOLIO(11)        (3)
-------------------------------------------------------------------------------------------------
JOHN G.
TURNER
TRUSTEE(4),(5)            ----                ----          ----            ----             ----
-------------------------------------------------------------------------------------------------
THOMAS J.
MCINERNEY
TRUSTEE(4),(5)            ----                ----          ----            ----             ----
-------------------------------------------------------------------------------------------------
R. GLENN
HILLIARD
TRUSTEE(4),(5),(10)       ----                ----          ----            ----             ----
-------------------------------------------------------------------------------------------------
J. MICHAEL
EARLEY
TRUSTEE                    N/A       $          90  $         90   $          90  $        48,305
-------------------------------------------------------------------------------------------------
R. BARBARA
GITENSTEIN
TRUSTEE                    N/A       $          90  $         90   $          90  $        50,658
-------------------------------------------------------------------------------------------------
ROGER B.
VINCENT
TRUSTEE(9)                 N/A       $          90  $         90   $          90  $        76,011
-------------------------------------------------------------------------------------------------
PAUL S.
DOHERTY
TRUSTEE(4)                 N/A       $          90  $         90   $          90  $        76,532
-------------------------------------------------------------------------------------------------
WALTER H. MAY
TRUSTEE(4)                 N/A       $          90  $         90   $          90  $        88,288
-------------------------------------------------------------------------------------------------
BLAINE E.
RIEKE
TRUSTEE(4),(8)             N/A       $          90  $         90   $          90  $        74,771
-------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                   AGGREGATE                   AGGREGATE    PENSION OR
                                                  COMPENSATION                COMPENSATION  RETIREMENT
                        AGGREGATE     AGGREGATE       FROM       AGGREGATE        FROM       BENEFITS
                      COMPENSATION  COMPENSATION       VAN      COMPENSATION     GOLDMAN      ACCRUED
                          FROM       FROM EAGLE      KAMPEN        FROM           SACHS     AS PART OF
    NAME OF            MFS TOTAL     ASSET VALUE   GROWTH AND   ALLIANCE MID    INTERNET       FUND
PERSON, POSITION         RETURN        EQUITY        INCOME      CAP GROWTH    TOLLKEEPER    EXPENSES
------------------------------------------------------------------------------------------------------
RICHARD A.
WEDEMEYER
TRUSTEE(4)            $      1,578  $        282  $      1,720  $        988  $        451     N/A
------------------------------------------------------------------------------------------------------
JOCK PATTON
TRUSTEE(4)            $      1,833  $        327  $      2,010  $      1,157  $        533     N/A
------------------------------------------------------------------------------------------------------
DAVID W.C.
PUTNAM
TRUSTEE(4)            $      1,731  $        311  $      1,861  $      1,064  $        474     N/A
------------------------------------------------------------------------------------------------------
ROBERT A.
GRAYSON
TRUSTEE(6)                    ----          ----          ----          ----          ----     ----
------------------------------------------------------------------------------------------------------
STANLEY B.
SEIDLER
TRUSTEE(6)                    ----          ----          ----          ----          ----     ----
------------------------------------------------------------------------------------------------------
ELIZABETH J.
NEWELL
TRUSTEE(6)                    ----          ----          ----          ----          ----     ----
------------------------------------------------------------------------------------------------------
JOHN R.
BARMEYER
TRUSTEE(6)                    ----          ----          ----          ----          ----     ----
------------------------------------------------------------------------------------------------------
ROBERT C.
SALIPANTE
TRUSTEE(5),(6),(7)            ----          ----          ----          ----          ----     ----
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                                     AGGREGATE         TOTAL
                                       AGGREGATE      AGGREGATE    COMPENSATION    COMPENSATION
                                     COMPENSATION   COMPENSATION       FROM            FROM
                                         FROM          FROM             ING         REGISTRANT
                        ESTIMATED         ING           ING          AMERICAN        AND FUND
                         ANNUAL        AMERICAN       AMERICAN         FUNDS          COMPLEX
                        BENEFITS         FUNDS         FUNDS          GROWTH-           PAID
    NAME OF               UPON           GROWTH        INTER'L         INCOME     TO TRUSTEES(2),
PERSON, POSITION      RETIREMENT(1)  PORTFOLIO(11)  PORTFOLIO(11)  PORTFOLIO(11)     (3)
-------------------------------------------------------------------------------------------------
RICHARD A.
WEDEMEYER
TRUSTEE(4)                N/A        $          90  $          90  $          90  $        70,133
-------------------------------------------------------------------------------------------------
JOCK PATTON
TRUSTEE(4)                N/A        $          90  $          90  $          90  $        88,759
-------------------------------------------------------------------------------------------------
DAVID W.C.
PUTNAM
TRUSTEE(4)                N/A        $          90  $          90  $          90  $        76,855
-------------------------------------------------------------------------------------------------
ROBERT A.
GRAYSON
TRUSTEE(6)                ----                ----           ----           ----             ----
-------------------------------------------------------------------------------------------------
STANLEY B.
SEIDLER
TRUSTEE(6)                ----                ----           ----           ----             ----
-------------------------------------------------------------------------------------------------
ELIZABETH J.
NEWELL
TRUSTEE(6)                ----                ----           ----           ----             ----
-------------------------------------------------------------------------------------------------
JOHN R.
BARMEYER
TRUSTEE(6)                ----                ----           ----           ----             ----
-------------------------------------------------------------------------------------------------
ROBERT C.
SALIPANTE
TRUSTEE(5),(6),(7)        ----                ----           ----           ----             ----
-------------------------------------------------------------------------------------------------

(1) The Board has adopted a retirement policy under which a Trustee who has served as an Independent Trustee for five years or more will be paid by the Trust at the time of his or her retirement an amount equal to twice the compensation normally paid to the Independent Trustee for one year of service.

(2) Represents compensation for 106 funds, the total number of Portfolios in the Trust and the Fund Complex as of December 31, 2002 and estimated compensation for ING American Funds Growth, ING American Funds and International ING American Funds Growth-Income Portfolios.

(3) Director/Trustee compensation includes compensation paid by funds that are not discussed in the Prospectus or SAI.

(4)      Elected as Trustee on February 15, 2002.

(5) "Interested person," as defined in the 1940 Act, of the Company because of the affiliation with ING Groep, N.V., the parent corporation of the Investment Manager and the Distribution, the manager and distributor to the Trust. Officers and Trustees who are interested persons of Investment Manager or DSI or the Adviser do not receive any compensation from the Portfolio.

(6) Did not stand for re-election as Trustee and stepped down from the Board as of February 26, 2002.

(7)      Resigned as a Trustee effective February 25, 2002.

(8) Mr. Rieke may be deemed to be is an "interested person" of the Trust, as defined in the 1940 Act, because a family member is an employee of Goldman, Sachs & Co., the parent company of a Portfolio Manager to one of the Portfolios. For a period of time prior to May 1, 2003, Mr. Rieke may have been an "interested person," as defined in the 1940 Act, of the Goldman Sachs Internet Tollkeeper Portfolio of the Trust, due to a family member's employment by the Portfolio Manager of that Portfolio. Internet Tollkeeper(SM) Portfolio of the Trust, as defined in the 1940 Act, because his child is an employee of Goldman, Sachs & Co. He may also be deemed to be an "interested person" of the Trust.

(9) Mr. Vincent may have been deemed to be an interested person of the Trust, as defined in the 1940 Act during a portion of 2002, because he had beneficial ownership of 200 shares of Goldman, Sachs & Co., the parent company of a sub-adviser to one of the Portfolios of the Trust, during a portion of 2002. Mr. Vincent no longer has beneficial ownership of those shares. The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract, owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings. Mr. Vincent was the beneficial owner of 200 shares of Goldman, Sachs & Co., the parent company of the Portfolio Manager of the Goldman Sachs Internet Tollkeeper(SM) Portfolio of the Trust, from December 2002 through February 2003. These shares were acquired by an account that Mr. Vincent does not directly manage, and he disposed of the shares upon learning that they were held in his account. Mr. Vincent may technically have been an "interested person," as defined in the 1940 Act, of the Goldman Sachs Internet Tollkeeper(SM) Portfolio and of the Trust during this period.

10       Resigned as a Trustee effective April 30, 2003.

11 Commenced operations on September 2, 2003 and, therefore, did not pay any compensation to any Trustees during the fiscal year ended December 31, 2002. Estimated compensation for the period September 2, 2003 through December 31, 2003.

OWNERSHIP OF SHARES

         The following table describes Mr. Vincent's beneficial ownership of equity securities of Goldman, Sachs & Co. as of December 31, 2002. Goldman Sachs & Co. Asset Management, was a portfolio manager of a series of the Trust. Effective May 1, 2003, Goldman Sachs & Co., was reorganized as the parent company to such portfolio manager, which became a wholly-owned subsidiary of Goldman, Sachs & Co.. Mr. Vincent's beneficial ownership of these shares was divested subsequent to December 31, 2002.

                                                            Value of
Name of Trustee       Company          Title of Class      Securities     Percent of Class
------------------------------------------------------------------------------------------
Roger P. Vincent   Goldman, Sachs         Common            $13,620*            < 1%
                   & Co.
------------------------------------------------------------------------------------------

* As of December 31, 2002.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

         As of December 31, 2002, none of the Independent Trustees or their immediate family members owned beneficially or of record securities in ING Investments or ING Groep, N.V. ("ING") or any affiliated companies of ING Investments or ING. In addition, none of the Independent Trustees or their immediate family members had a direct or indirect material interest in ING Investments or ING or any affiliated companies of ING Investments or ING.

         Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of the company. A control person may be able to take actions regarding its Portfolio without the consent or approval of other shareholders.

         Shares of the Portfolios may be offered to insurance companies as depositors of separate accounts which are used to fund variable annuity contracts ("VA Contracts") and variable life insurance contracts ("VLI Contracts"), to qualified pension and retirement plans outside the separate accounts context, and to investment advisers and their affiliates. Golden American Life Insurance Company may be deemed a control person of certain series of the Trust in that certain of its separate accounts hold more than 25% of the shares of these series.

         As of August 15, 2003, the Portfolios had not yet commenced operations and, therefore, no Variable Contract Owner owned a Variable Contract that entitled the owner to give voting instructions with respect to 5% or more of the shares of the ING American Funds Growth Portfolio, ING American Funds International Portfolio and the ING American Funds Growth-Income Portfolio. To the knowledge of management, the Trustees and Officers of the Trust as a group owned less than 1% of the outstanding shares of any Portfolio of the Trust as of August 15, 2003.

THE INVESTMENT MANAGER TO THE PORTFOLIOS

         The investment adviser for the Portfolios is ING Investments, LLC ("Investment Manager" or "ING Investments") which is registered as an investment adviser with the SEC and serves as an investment adviser to registered investment companies (or series thereof), as well as structured finance vehicles. The Investment

Manager, subject to the authority of the Trustees of the Portfolios, has the overall responsibility for the management of each Portfolio's portfolio The Investment Manager is a direct, wholly owned subsidiary of ING Groep N.V. (NYSE:
ING) ("ING Groep N.V."). ING Groep N.V. is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.

         On February 26, 2001, the name of the Investment Manager changed from ING Pilgrim Investments, Inc. to ING Pilgrim Investments, LLC. On March 1, 2002, the name of the Investment Manager was changed from "ING Pilgrim Investments, LLC," to "ING Investments, LLC."

         The Trust currently offers the shares of its operating Portfolios to, among others, separate accounts of Golden American Life Insurance Company ("Golden American") to serve as the investment medium for Variable Contracts issued by Golden American. DSI is the principal underwriter and distributor of the Variable Contracts issued by Golden American. Golden American is a stock life insurance company organized under the laws of the State of Delaware. Prior to December 30, 1993, Golden American was a Minnesota corporation. Golden American is a wholly owned subsidiary of Equitable of Iowa. The Trust may in the future offer shares of the Portfolios to separate accounts of other affiliated insurance companies.

         The Investment Manager serves pursuant to a Investment Management Agreement between the Investment Manager and the Portfolios. The Investment Management Agreement requires the Investment Manager to oversee the provision of all investment advisory and portfolio management services for each Portfolio, respectively.

         The Trust and the Investment Manager have received an exemptive order from the SEC that allows the Investment Manager to enter into new investment sub-advisory contracts ("Portfolio Management Agreements") and to make material changes to Portfolio Management Agreements with the approval of the Board, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of Interested Trustees) of the Trust must approve any new or amended Portfolio Management Agreements with sub-advisers. In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders (including owners of variable contracts whose proceeds are invested in a relevant portfolio) within 90 days of the change. The Investment Manager remains responsible for providing general management services to each of the Portfolios, including overall supervisory responsibility for the general management and investment of each Portfolio's assets, and, subject to the review and approval of the Board, will among other things: (i) set each Portfolio's overall investment strategies; (ii) evaluate, select and recommend sub-advisers to manage all or part of a Portfolio's assets; (iii) when appropriate, allocate and reallocate a Portfolio's assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the relevant Portfolio's investment objectives, policies and restrictions.

         The Investment Management Agreement requires the Investment Manager to provide, subject to the supervision of the Board, investment advice and investment services to the Portfolios and to furnish advice and recommendations with respect to investment of each Portfolio's assets and the purchase or sale of its portfolio securities. The Investment Manager also provides investment research and analysis. The Investment Management Agreement provides that the Investment Manager is not subject to liability to the Portfolio for any act or omission in the course of, or connected with, rendering services under the Agreement, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Agreement.

         After an initial two-year term, the Investment Management Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board or (b) the vote of a "majority" (as defined in the 1940 Act) of the Portfolio's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board who are not "interested persons" (as defined in the 1940 Act) of the Investment Manager by vote cast in person at a meeting called for the purpose of voting on such approval.

         In connection with their deliberations relating to the Portfolios' Investment Management Agreement, the Board, including the Independent Trustees, considered information that had been provided by ING Investments. In considering the Investment Management Agreement, the Board considered a number of factors they believed, in light of the legal advice furnished to them by their independent legal counsel and their own business judgment, to be relevant. The factors considered by the Board in reviewing the Investment Management Agreement included, but were not limited to, the following: (1) the Investment Manager's willingness to receive fees only if the Portfolios no longer are invested in the Master Funds and that there would be no duplication of fees at the master and feeder level; (2) the nature and quality of the services to be provided by the Investment Manager to the Funds; (3) the fairness of the compensation under the Management Agreement in light of the services provided to the Funds; (4) the profitability to the Investment Manager from the Management Agreement; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources that would be used by the Investment Manager in managing the Portfolios; (6)the expenses borne by the Portfolios and a comparison of each Portfolio's fees and expenses to those of a peer group of funds; and (7) the Investment Manager's compliance capabilities and efforts on behalf of each Portfolio. In considering the Investment Management Agreement, the Board, including the Independent Trustees, did not identity any single factor as all-important or controlling.

         In reviewing the terms of the Investment Management Agreement and in discussions with the Investment Manager concerning such Investment Management Agreements, the Independent Trustees were represented by independent legal counsel. Based upon its review, the Board has determined that the Investment Management Agreement is in the best interests of the Portfolios and their shareholders and that the advisory fees are fair and reasonable. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board of each Portfolio, including the unanimous vote of the Independent Trustees, approved the Investment Management Agreement.

         The Investment Management Agreement may be terminated as to a particular Portfolio at any time on sixty (60) days' written notice, without the payment of a penalty, by the Trust (by vote of a majority of the Board or by a vote of a majority of the outstanding voting securities of such Portfolio) or by the Investment Manager. The Investment Management Agreement will automatically and immediately terminate in the event of its "assignment" (as defined in the 1940 Act and the rules and regulations thereunder). As of July 31, 2003 ING Investments had assets under management of over $34.4 billion.

         Under the terms of the Investment Management Agreement, during periods when the Portfolios invest directly in investment securities each Portfolio pays the Investment Manager a monthly fee in arrears equal to the following as a percentage of the Portfolio's average daily net assets during the month, as set out below.

    PORTFOLIO                           ANNUAL INVESTMENT MANAGER FEE
ING American Funds         If the Portfolio has not invested all or
Growth Portfolio           substantially all of its assets in another investment
                           company:

                           0.50% of the first $600 million of net assets;

                           plus 0.45% on net assets greater than $600 million but not exceeding $1.0 billion;

                           plus 0.42% on net assets greater than $1.0 billion but not exceeding $2.0 billion;

                           plus 0.37% on net assets greater than $2.0 billion but not exceeding $3.0 billion;

                           plus 0.35% on net assets greater than $3.0 billion but not exceeding $5.0

    PORTFOLIO                           ANNUAL INVESTMENT MANAGER FEE
                           billion;

                           plus 0.33% on net assets greater than $5.0 billion but not exceeding $8.0 billion;

                           plus 0.315% on net assets greater than $8.0 billion but not exceeding $13.0 billion;

                           plus 0.30% on net assets in excess of $13.0 billion;
                           and

                           0.00% if the Portfolio invests all or substantially all of its assets in another investment company.

ING American Funds         If the Portfolio has not invested all or
International Portfolio    substantially all of its assets in another investment
                           company:

                           0.69% of the first $500 million of net assets;

                           plus 0.59% on net assets greater than $500 million but not exceeding $1.0 billion;

                           plus 0.53% on net assets greater than $1.0 billion but not exceeding $1.5 billion;

                           plus 0.50% on net assets greater than $1.5 billion but not exceeding $2.5 billion;

                           plus 0.48% on net assets greater than $2.5 billion but not exceeding $4.0 billion;

                           plus 0.47% on net assets greater than $4.0 billion but not exceeding $6.5 billion;

                           plus 0.46% on net assets greater than $6.5 billion but not exceeding $10.5 billion;

                           plus 0.45% on net assets in excess of $10.5 billion;
                           and

                           0.00% if the Portfolio invests all or substantially all of its assets in another investment company.

ING American Funds         If the Portfolio has not invested all or
Growth-Income              substantially all of its assets in another investment
Portfolio                  company:

                           0.50% of the first $600 million of net assets;

                           plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion;

                           plus 0.40% on net assets greater than $1.5 billion but not exceeding $2.5 billion;

                           plus 0.32% on net assets greater than $2.5 billion but not exceeding $4.0 billion;

                           plus 0.285% on net assets greater than $4.0 billion but not exceeding $6.5 billion;

                           plus 0.256% on net assets greater than $6.5 billion but not exceeding $10.5 billion;

                           plus 0.242% on net assets in excess of $10.5 billion;
                           and

                           0.00% if the Portfolio invests all or substantially all of its assets in another investment company.

Each Portfolio anticipates investing substantially all of its assets in another investment company.

INVESTMENT ADVISER TO THE MASTER FUNDS

         The investment adviser to the Master Funds, Capital Research and Management Company ("CRMC"), founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. CRMC is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. CRMC's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. CRMC believes that it is able to attract and retain quality personnel. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.

         CRMC is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.

         As of December 31, 2002, CRMC had assets under management in excess of $350 billion.

         INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the Master Series and CRMC will continue in effect until December 31, 2003, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities, and (ii) the vote of a majority of trustees of the Master Series who are not parties to the Agreement or interested persons (as defined in the 1940
Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that CRMC has no liability to the Series for its acts or omissions in the performance of its obligations to the Master Series not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of their assignment (as defined in the 1940 Act).

         As compensation for its services, CRMC receives a monthly fee which is accrued daily, from each Master Portfolio, and indirectly from each Feeder Portfolio as a shareholder in its corresponding Master Fund, calculated at the annual rates of:

          MASTER FUND                  ANNUAL INVESTMENT ADVISORY FEE
          -----------                  ------------------------------
Growth Fund                         0.50% of the first $600 million of net
                                    assets;

                                    plus 0.45% on net assets greater than $600 million but not exceeding $1.0 billion;

                                    plus 0.42% on net assets greater than $1.0 billion but not exceeding $2.0 billion;

                                    plus 0.37% on net assets greater than $2.0 billion but not exceeding $3.0 billion;

                                    plus 0.35% on net assets greater than $3.0 billion but not exceeding $5.0 billion;

                                    plus 0.33% on net assets greater than $5.0 billion but not exceeding $8.0 billion;

                                    plus 0.315% on net assets greater than $8.0 billion but not exceeding $13.0 billion;

                                    plus 0.30% on net assets in excess of $13.0 billion.

International Fund                  0.69% of the first $500 million of net
                                    assets;

                                    plus 0.59% on net assets greater than $500 million but not exceeding $1.0 billion;

                                    plus 0.53% on net assets greater than $1.0 billion but not exceeding $1.5 billion;

                                    plus 0.50% on net assets greater than $1.5 billion but not exceeding $2.5 billion;

                                    plus 0.48% on net assets greater than $2.5 billion but not exceeding $4.0 billion;

                                    plus 0.47% on net assets greater than $4.0 billion but not exceeding $6.5 billion;

                                    plus 0.46% on net assets greater than $6.5 billion but not exceeding $10.5 billion;

                                    plus 0.45% on net assets in excess of $10.5 billion.

Growth-Income Fund                  0.50% of the first $600 million of net
                                    assets;

                                    plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion;

                                    plus 0.40% on net assets greater than $1.5 billion but not exceeding $2.5 billion;

                                    plus 0.32% on net assets greater than $2.5 billion but not exceeding $4.0 billion;

                                    plus 0.285% on net assets greater than $4.0 billion but not exceeding $6.5 billion;

                                    plus 0.256% on net assets greater than $6.5 billion but not exceeding $10.5 billion;

                                    plus 0.242% on net assets in excess of $10.5 billion.

         For more information regarding CRMC, the investment adviser to the Master Funds see the Master Funds' statement of additional information which is delivered together with this SAI.

ADMINISTRATION

         ING Funds Services, LLC ("ING Funds Services" or the "Administrator") serves as administrator for the Portfolios pursuant to the Administration Agreement. Its principal place of business is 7337 Doubletree Ranch Road, Scottsdale Arizona. Subject to the supervision of the Board, the Administrator provides all administrative services necessary for the operation of the Portfolios, except for those services performed by the Investment Manager under the Investment Management Agreement, the sub-adviser under the sub-advisory agreement, if applicable, the custodian for the Portfolios under the Custodian Agreement, the transfer agent under the Transfer Agency Agreement and such other service providers as may be retained by the Portfolios from time to time. The Administrator acts as a liaison among these service providers to the Portfolios. ING Funds Services also furnishes the Portfolios with adequate personnel, office space, communications facilities and other facilities necessary for the operation of the Portfolios. These services include preparation of annual and other reports to shareholders and to the SEC. ING Funds Services also handles the filing of federal, state and local income tax returns not being furnished by other service providers. The Administrator is also responsible for ensuring that the Portfolios operate in compliance with applicable legal requirements.

         The Administration Agreement with ING Funds Services may be cancelled by the Trust on behalf of a Portfolio, without payment of any penalty, by a vote of a majority of the Trustees upon sixty (60) days' written notice to the Administrator, or by the Administrator at any time, without the payment of any penalty upon sixty (60) day's written notice to the Trust.

         During periods when the Portfolios invest directly in investment securities each Portfolio pays the Administrator an annual fee, payable monthly in arrears, equal to 0.10% of average daily net assets. Each Portfolio anticipates investing substantially all of its assets in another investment company. The Administrator is a wholly-owned subsidiary of ING Groep, N.V. and the immediate parent company of the Investment Manager.

DISTRIBUTOR; 12b-1 PLANS

Distributor

         Shares of each Portfolio are distributed by Directed Services, Inc. ("DSI" or the "Distributor") pursuant to a Distribution Agreement between the Trust, on behalf of each Portfolio, and DSI. DSI is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. The Distribution Agreement requires the Distributor to use its reasonable best efforts to solicit purchases of shares of the Portfolios. Nothing in the Distribution Agreement protects the Distributor against any liability to the Trust or its shareholders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith or negligence in the performance of the Distributor's duties under the agreement or by reason of the Distributor's reckless disregard of its obligations and duties under the agreement. The Distributor is entitled to receive a fee described in any distribution plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act.

         The Distribution Agreement will remain in effect from year to year with respect to each Portfolio only if, after an initial term, continuance is approved annually by a majority of the Trustees, including a majority of those Trustees who are not interested persons (as defined in the 1940 Act) or by a vote of a majority of the outstanding voting securities of such Portfolio. The agreement may be terminated as to a particular Portfolio at any time on sixty
(60) days' written notice, without the payment of any penalty, by the Trust (by vote of a majority of the Board or by a vote of a majority of the outstanding voting securities of such Portfolio) or by the Distributor. The agreement terminates automatically in the event of its assignment as described in the 1940 Act and the rules and interpretations thereunder. DSI, like the Investment Manager, is an indirect wholly owned subsidiary of ING Groep, N.V.

RULE 12b-1 PLANS OF THE PORTFOLIOS

         The Trust has adopted a distribution plan in accordance with Rule 12b-1 under the 1940 Act (the "Plan") on behalf of each Portfolio. DSI serves as the Portfolios' Distributor and Principal Underwriter. DSI's principal executive offices are located at 1475 Dunwoody Drive, West Chester, PA 19380. DSI is not obligated to sell a specific amount of a Portfolio's shares. DSI is an affiliate of the ING Investments, LLC, the Investment Manager of the Portfolios.

         The Plan provides that the Portfolios shall pay a distribution fee (the "Distribution Fee"), for distribution services including payments to DSI at annual rates not to exceed 0.50% of the average daily net assets of such Portfolios for distribution services. The Distributor may use all or any portion of such Distribution Fee to pay for expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses. The Plan was approved by all of the Trustees, including all of the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan.

         Since the Distribution Fees are not directly tied to expenses, the amount of the Distribution Fees paid by a Portfolio during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. For this reason, this type of arrangement is characterized by the staff of the SEC as being of the "compensation variety" (in contrast to "reimbursement" arrangements by which a distributor's payments are directly linked to its expenses). The Portfolios, however, are not liable for any distribution expenses incurred in excess of the Distribution Fee paid.

         The Plan permits the Portfolios to pay the Distributor for remittances to an insurance company or any affiliate thereof, in order to compensate the insurance company or an affiliate thereof for costs incurred or paid in an amount not to exceed 0.50% of the average daily net assets of such Portfolio attributable to an insurance company's variable contract owners during that quarterly period. Expenses payable pursuant to the Plan include, but are not limited to, the following costs: (a) printing and mailing prospectuses and reports to prospective variable contract owners; (b) relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials intended for use by the insurance companies; (c) holding seminars and sales meetings designed to promote sales of the Portfolios' shares; (d) obtaining information and providing explanations to variable contract owners regarding the Portfolios' investment objectives and policies and other information about the Portfolios; (e) compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts; (f) training sales personnel regarding the Portfolios; (g) personal service and/or maintenance of variable contract owners' accounts with respect to the Portfolios' accounts; and (h) financing any other activity that the Trust's Board determines is primarily intended to result in the sale of the Portfolios' shares. The Distributor provides the Trustees for their review, on a quarterly basis, a written report of the amounts expended under the Plan. The Plan is subject to annual approval by the Trustees. The Plan is terminable at any time, without penalty, by a vote of a majority of the Independent Trustees or by vote of a majority of the outstanding shares of each of the Portfolios. The Plan may not be amended to increase materially the amount that may be spent for distribution by the Portfolios without the approval of a majority of the outstanding shares of each of the Portfolios. Once terminated, no further payments shall be made under the Plan notwithstanding the existence of any unreimbursed current or carried forward distribution expenses.

         The Plan was adopted because of its anticipated benefit to the Portfolios. These anticipated benefits include increased promotion and distribution of the Portfolios' shares, an enhancement in the Portfolios' ability to maintain accounts and improve asset retention and increased stability of net assets for the Portfolios.

         As of the date of this SAI, shares of the ING American Funds Growth Portfolio, ING American Funds International Portfolio and ING American Funds Growth-Income Portfolio were not yet offered. As a result, no payments have been made under the Plan.

RULE 12b-1 PLANS OF THE MASTER FUNDS

         The Master Series has adopted a Plan of Distribution (the "Master Fund Plan") for its Class 2 shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Master Fund Plan, the Master Series will pay 0.25% of each Master Fund's average net assets annually (Class 2 shares only) to finance any distribution activity which is primarily intended to benefit the Class 2 shares of the Master Fund, provided that the Board of the Master Series has approved the categories of expenses for which payment is being made. Shareholders of the Class 2 shares of a Master Fund, including a Portfolio, pay only their proportionate share of a Master Fund Plan's expenses.

         For additional information regarding the Master Fund Plans, see the Master Funds' statement of additional information which is delivered together with this SAI.

FUND PARTICIPATION AGREEMENT

         The Trust, on behalf of the Portfolios, has entered into a Fund Participation Agreement that governs the relationship between the Portfolios and the insurance company separate accounts that will offer the Portfolios as investment options for eligible variable life insurance policies and variable insurance contracts. The Fund Participation Agreement addresses, among other things, the provision of certain services to contract owners, the allocation of certain marketing- and service-related expenses and the provision and accuracy of offering materials. The Series, an open-end management investment company that is a business trust organized under the laws of the Commonwealth of Massachusetts, has received a "Mixed and Shared Funding Order" from the SEC granting relief from certain provisions of the 1940 Act and the rules thereunder to the extent necessary to permit shares of the Master Funds to be sold to variable annuity and life insurance separate accounts of unaffiliated insurance companies.

         Under the terms of the Fund Participation Agreement, the Series reserves the right to suspend or terminate sales of shares of the Master Funds to the Portfolios if such action is required by law, or if the Board of Trustees of the Series, while exercising its independent judgment and acting in good faith and in light of its fiduciary duties under federal law and any applicable state laws, deems it necessary, appropriate and in the best interests of the Series and its shareholders or in response to the order of an appropriate regulatory authority. In addition, the Trust reserves the right to terminate purchases of shares of the Master Funds by the Trust and the Portfolios if such action is required by law, or if the Board, while exercising its independent judgment and acting in good faith and in light of its fiduciary duties under federal law and any applicable state laws, deems it necessary, appropriate and in the best interests of the Series and its shareholders or in response to the order of an appropriate regulatory authority.

CODE OF ETHICS

         To mitigate the possibility that a Portfolio will be adversely affected by personal trading of employees, the Portfolios, Investment Manager and Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics contain policies restricting securities trading in personal trading accounts of Trustees and others who normally come into possession of information on portfolio transactions. The Codes of Ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Trust. The Master Fund's investment adviser has also adopted a code of ethics under Rule 17j-1. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The Codes of Ethics are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov and copies of the Codes of Ethics also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

PROXY VOTING PROCEDURES

      When a Portfolio is a feeder in a master/feeder structure, proxies for the portfolio securities of the Master Fund will be voted pursuant to the Master Fund's proxy voting policies and procedures. The following procedures apply only if the Portfolios are removed from the master-feeder structure. The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Portfolios' portfolio securities. The procedures and guidelines delegate to the Investment Manager the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting procedures, which require the Investment Manager to vote proxies in accordance with the Portfolio's proxy voting procedures and guidelines. In addition, the Board established the Valuation and Proxy Voting Committee to oversee the implementation of the Portfolio's proxy voting procedures. A copy of the proxy voting procedure guidelines of the Portfolios, including procedures of the Investment Manager, is attached hereto as Appendix A.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

BROKERAGE AND RESEARCH SERVICES

         For information regarding portfolio brokerage of each Master Fund see the Master Funds' statement of additional information which is delivered together with this SAI.

PORTFOLIO TURNOVER

         The portfolio turnover of each Master Fund is described in the prospectus for the Master Funds which is delivered together with the Prospectus for the Portfolios.

                                 NET ASSET VALUE

DETERMINATION OF NET ASSET VALUE OF THE PORTFOLIOS

         As noted in the Prospectus, the net asset value ("NAV") and offering price of each Portfolio's shares will be determined once daily as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) during each day on which the NYSE is open for trading. As of the date of this SAI, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

         Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. Securities traded on an exchange or NASDAQ for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Short-term obligations maturing in less than 60 days will generally be valued at amortized cost. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument. See "Share Price" in the Prospectus. The long-term debt obligations held in a Portfolio's portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the counter market quotations are readily available.

         Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Portfolio's Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio's Board, in accordance with methods that are specifically authorized by the Board. The valuation procedures applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities.

         The prices of foreign securities are determined using information derived from pricing services and other sources. The value of the foreign securities traded on exchanges outside the United States is generally based upon the price on the foreign exchange as of the close of business of the exchange preceding the time of valuation (or, if earlier, at the time of a Portfolio's valuation). Foreign securities markets may close before a Portfolio determines its NAV. European, Asian, Latin American, or other international securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio's net asset value may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of a Portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio.

         If a significant event which is likely to impact the value of one or more foreign securities held by a Portfolio occurs after the time at which the foreign market for such security(ies) closes but before the time that the Portfolio's net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Portfolio calculates its net asset value. The Board has adopted procedures under which the fair value of foreign securities may, upon the occurrence of a significant event, be determined as of the time a Portfolio calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Portfolios are not obligated to use the fair valuations suggested by any research service, and valuations provided by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate. Unless a market movement or other event has occurred which constitutes a significant event under procedures adopted by the Board, events affecting the values of portfolio securities that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio's NAV.

         Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time NAV is computed.

         Options on currencies purchased by the Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options.

         The price of silver and gold bullion is determined by measuring the mean between the closing bid and asked quotations of silver and gold bullion set at the time of the close of the NYSE, as supplied by a Portfolio's custodian bank or other broker-dealers or banks approved by a Portfolio, on each date that the NYSE is open for business.

         The fair value of other assets is added to the value of all securities positions to arrive at the value of a Portfolio's total assets. The Portfolio's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Portfolio's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

         Orders received by dealers prior to the close of regular trading on the NYSE will be confirmed at the offering price computed as of the close of regular trading on the NYSE provided the order is received by the Distributor prior to its close of business that same day (normally 4:00 P.M. Pacific time). It is the responsibility of the dealer to insure that all orders are transmitted timely to the Portfolio. Orders received by dealers after the close of regular trading on the NYSE will be confirmed at the next computed offering price as described in the Prospectus.

DETERMINATION OF NET ASSET VALUE OF THE MASTER FUNDS

         For information regarding the determination of NAV of each Master Fund see the Master Funds' statement of additional information which is delivered together with this SAI.

                             PERFORMANCE INFORMATION

         The Trust may, from time to time, include the yield of the Portfolios, and the total return of the Portfolios in advertisements or sales literature. In the case of Variable Contracts, performance information for a Portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for the separate account to which the Portfolio offers its shares.

         Quotations of yield for the Portfolios will be based on all investment income per share earned during a particular 30-day period (including dividends and interest and calculated in accordance with a standardized yield formula adopted by the SEC), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

         YIELD = 2 [((a-b)/cd  + 1)6 - 1]

where,
         a = dividends and interest earned during the period,

         b = expenses accrued for the period (net of reimbursements),

         c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

         d = the maximum offering price per share on the last day of the period.

         Quotations of average annual total return for a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the Portfolio), calculated pursuant to the following formula: P (1 + T)(n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

         The following is the average annual total return for the periods indicated ended December 31, 2002 for each Portfolio of the Trust: The table shows you the historical performance of each Master Fund. The table presents total annualized returns of each Master Fund for the periods shown below through December 31, 2002, adjusted to reflect current expenses of each Portfolio. The information below does not present the performance of the Portfolios, since the Portfolios had not yet commenced operations. Rather, the table presents the historical performance of the Master Funds, adjusted for the expenses of the Portfolios, as if the Portfolios had invested in the Master Funds for the periods presented. Performance information does not reflect the expenses of any Variable Contract, and performance would be lower if it did.

                                                                           Since Inception of Master Fund
                                 1 Year(1)               5 Years(1)               or 10 Years(1)(2)
---------------------------------------------------------------------------------------------------------
American Growth Fund             (24.99)%                  6.03%                        11.50%
---------------------------------------------------------------------------------------------------------
American International Fund      (15.37)%                  1.97%                         7.72%
---------------------------------------------------------------------------------------------------------
American Growth-Income Fund      (18.87)                   2.96%                         9.78%
---------------------------------------------------------------------------------------------------------

(1) Performance is net of expenses of the Master Fund plus additional expenses of the Portfolios, the latter of which are estimated. These estimated additional expenses, expressed as a ratio of expenses to average daily net assets, for the Portfolios are 0.50% for 12b-1 fees and 0.03% for other expenses, for a total of 0.53% for each of the Portfolios.

(2) Each of the Growth Fund and Growth-Income Fund commenced operations as of February 8, 1984; the International Fund commenced operations as of May 1, 1990.

         Each Portfolio may be categorized as to its market capitalization make-up ("large cap," mid cap" or "small cap") with regard to the market capitalization of the issuers whose securities it holds. A Portfolio average or median market capitalization may also be cited. Certain other statistical measurements may be used to provide measures of a Portfolio's characteristics. Some of these statistical measures include without limitation: median or average P/E ratios, duration and beta. Median and average P/E ratios are measures describing the relationship between the price of a Portfolio's various securities and their earnings per share. Duration is a weighted-average term-to-maturity of the bond's cash flows, the weights being present value of each cash flow as a percentage of the bond's full price.

         Beta is a historical measure of a portfolio's market risk; a Beta of
1.10 indicates that the Portfolio's returns tended to be 10% higher than the market return during periods in which market returns were positive. The converse is also true: a Beta of 0.90 indicates that the Portfolio's returns tended to be 10% lower than the market return during periods in which market returns were negative.

         Performance information for a Portfolio may be compared, in advertisements, sales literature, and reports to shareholders to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), the S&P Small Cap 600 Index, the Dow Jones Industrial Average ("DJIA"), the Goldman Sachs Internet Index, the Lehman Brothers Government Bond Index, the Lehman Brothers Government Corporate Bond Index, the Lehman Brothers 1-5 Year U.S. Government/Credit Bond Index, the Merrill Lynch 3-month U.S. Treasure Bill Index, the NASDAQ Composite Index, the MSCI EAFE Index, the MSCI All Country World Free Index, the MSCI Emerging Markets Free Index, the Russell MidCap Index, the Russell Mid Cap Growth Index, the Russell 1000 Index, the Russell 2000 Index, the Russell 3000 Index, the Wilshire 5000 Index, the Wilshire Real Estate Securities Index, the Lehman Brothers Aggregate Bond Index, or other indexes that measure performance of a pertinent group of securities, (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Portfolio.

Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

         Reports and promotional literature may also contain other information including (i) the ranking of any Portfolio derived from rankings of mutual funds or other investment products tracked by Lipper Analytical Services, Inc. or by other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria, and
(ii) the effect of tax deferred compounding on a Portfolio's investment returns, or returns in general, which may by illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Portfolio (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

         In addition, reports and promotional literature may contain information concerning the Investment Manager, CRMC, the investment adviser of the Master Funds, or affiliates of the Trust, the Investment Manager, or CRMC, including
(i) performance rankings of other mutual funds managed by the investment adviser, or the individuals employed by CRMC who exercise responsibility for the day-to-day management of a Portfolio or Master Fund, including rankings of mutual funds published by Morningstar, Inc., Value Line Mutual Fund Survey, or other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria;
(ii) lists of clients, the number of clients, or assets under management; and
(iii) information regarding services rendered by the Investment Manager to the Trust, including information related to the selection and monitoring of investment advisers. Reports and promotional literature may also contain a description of the type of investor for whom it could be suggested that a Portfolio is intended, based upon each Portfolio's investment objectives.

         In the case of Variable Contracts, quotations of yield or total return for a Portfolio will not take into account charges and deductions against any Separate Accounts to which the Portfolio shares are sold or charges and deductions against the life insurance policies or annuity contracts issued by Golden American, although comparable performance information for the Separate Account will take such charges into account. Performance information for any Portfolio reflects only the performance of a hypothetical investment in the Portfolio during the particular time period on which the calculations are based. Performance information should be considered in light of the Portfolio's investment objective or objectives and investment policies, the characteristics and quality of the portfolios, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

                                      TAXES


         Shares of the Portfolios are offered only to the Separate Accounts that fund Variable Contracts. See the respective prospectus for the Variable Contracts for a discussion of the special taxation of insurance companies with respect to the Separate Accounts and of the Variable Contracts and the holders thereof.

         Each Portfolio that has commenced operations has qualified (any Portfolio of the Trust that has not yet commenced operations intends to qualify), and expects to continue to qualify, to be taxed as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"). To qualify for that treatment, a Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Portfolio's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other
RICs) of any one issuer. If each Portfolio qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and net capital gains, then each Portfolio should have little or no income taxable to it under the Code.

         Each Portfolio must comply with (and intends to also comply with) the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of each Portfolio's assets that may be represented by any single investment (which includes all securities of the same issuer). For purposes of section 817 (h), investments in RICs are not treated as a single investment, rather a pro rata portion of each asset of the RIC is deemed held. All securities of the same issuer, all interests in the same real property project, and all interest in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered securities issued by the same issuer.

         The Treasury Department has issued various rulings and other pronouncements addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. The arrangements concerning these Portfolios are similar to, but different in some respects from, those described by the Treasury Department in rulings in which it was determined that variable contract owners were not owners of separate account assets. Since you may have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible that the IRS might treat you as the owner of your variable contract's proportionate share of the assets of the separate account. You should review your variable contract's Prospectus and Statement of Additional Information and you should consult your own tax advisor as to the possible application of the "investor control" doctrine to you.

         If a Portfolio or Master Fund fails to qualify to be taxed as a regulated investment company, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of such Portfolio's available earnings and profits. Owners of Variable Contracts which have invested in such a Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. In addition, if a Portfolio or Master Fund failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of Variable Contracts which have invested in the Portfolio could be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Variable Contracts.

         Generally, a RIC must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. However, the excise tax does not apply to certain Portfolios whose only shareholders are segregated asset accounts of life insurance companies held in connection with Variable Contracts. To avoid the excise tax, each Portfolio that does not qualify for this exemption intends to make its distributions in accordance with the calendar year distribution requirement.

         The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the Portfolios. Income from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations); and income from transactions in options, futures, and forward contracts derived by a Master Fund with respect to its
                                       43
business of investing in securities or foreign currencies, are expected to qualify as permissible income under the Income Requirement.

         Foreign Investments -- Master Funds investing in foreign securities or currencies may be required to pay withholding, income or other taxes to foreign governments or U.S. possessions. Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of any Portfolio that invests in such Master Funds is reduced by these foreign taxes. Owners of Variable Contracts investing in such Portfolios bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

         A "passive foreign investment company" ("PFIC") is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. A Portfolio investing in a Master Fund holding securities of PFICs may be subject to U.S. Federal income taxes and interest charges, which would reduce the investment yield of a Portfolio making such investments. Owners of Variable Contracts investing in such Portfolios would bear the cost of these taxes and interest charges. In certain cases, a Master Fund may be eligible to make certain elections with respect to securities of PFICs which could reduce taxes and interest charges payable by the Master Fund. The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Portfolios and their shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of each Portfolio's activities, and this discussion and the discussion in the prospectus and/or statements of additional information for the Variable Contracts are not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Variable Contracts and the holders thereof.

                                OTHER INFORMATION

CAPITALIZATION

         The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of 40 investment portfolios. The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with a par value of $0.001 per share. The Board may establish additional portfolios (with different investment objectives and fundamental policies) or classes at any time in the future. Establishment and offering of additional portfolios will not alter the rights of the Trust's shareholders. When issued in accordance with the terms of the Agreement and Declaration of Trust, shares are fully paid, redeemable, freely transferable, and non-assessable by the Trust. Shares do not have preemptive rights, conversion rights or subscription rights. In liquidation of a Portfolio of the Trust, each shareholder is entitled to receive his or her pro rata share of the net assets of that Portfolio. All of the Portfolios discussed in this SAI are diversified under the 1940 Act.

VOTING RIGHTS

         Shareholders of the Portfolios are given certain voting rights. Each share of each Portfolio will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable insurance products.

         Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific Portfolio, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies, or approving a contract for investment advisory services. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Agreement and Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trust's shares do not have cumulative voting rights. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. The Trust is required to assist in shareholders' communications.

PURCHASE OF SHARES

         Shares of a Portfolio may be offered for purchase by separate accounts of insurance companies to serve as an investment medium for the variable contracts issued by the insurance companies and to certain qualified pension and retirement plans, as permitted under the federal tax rules relating to the Portfolios serving as investment mediums for variable contracts. Shares of the Portfolios are sold to insurance company separate accounts funding both variable annuity contracts and variable life insurance contracts and may be sold to insurance companies that are not affiliated. The Trust currently does not foresee any disadvantages to variable contract owners or other investors arising from offering the Trust's shares to separate accounts of unaffiliated insurers, separate accounts funding both life insurance polices and annuity contracts in certain qualified pension and retirement plans; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of various contracts or pension and retirement plans participating in the Trust might at sometime be in conflict. However, the Board and insurance companies whose separate accounts invest in the Trust are required to monitor events in order to identify any material conflicts between variable annuity contract owners and variable life policy owners, between separate accounts of unaffiliated insurers, and between various contract owners or pension and retirement plans. The Board will determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, in one or more insurance company separate accounts might withdraw their investment in the Trust. This might force the Trust to sell securities at disadvantageous prices.

         Shares of each Portfolio are sold at their respective NAVs (without a sales charge) next computed after receipt of a purchase order by an insurance company whose separate account invests in the Trust.

REDEMPTION OF SHARES

         Shares of any Portfolio may be redeemed on any business day. Redemptions are effected at the per share net asset value next determined after receipt of the redemption request by an insurance company whose separate account invests in the Portfolio. Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Trust or the payment date postponed beyond seven days when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the SEC has by order permitted such suspension or postponement for the protection of shareholders. If the Board should determine that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Portfolio may pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the Portfolio, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.

EXCHANGES

         Shares of each portfolio may be exchanged for shares of another portfolio. Exchanges are treated as a redemption of shares of one portfolio and a purchase of shares of one or more of the other portfolios and are effected at the respective net asset values per share of each portfolio on the date of the exchange. The Trust reserves the right to modify or discontinue its exchange privilege at any time without notice.

         Variable contract owners do not deal directly with the Trust with respect to the purchase, redemption, or exchange of shares of a Portfolio, and should refer to the prospectus for the applicable variable contract for information on allocation of premiums and on transfers of contract value among divisions of the pertinent insurance company separate account that invest in the Portfolio.

         The Trust reserves the right to discontinue offering shares of one or more Portfolios at any time. In the event that a Portfolio ceases offering its shares, any investments allocated by an insurance company to such Portfolio will be invested in the Liquid Asset Portfolio of the Trust or any successor to such Portfolio.

CUSTODIAN AND OTHER SERVICE PROVIDERS OF THE PORTFOLIOS

         The Bank of New York, One Wall Street, New York, NY 10286, serves as Custodian of the Trust's securities and cash and is responsible for safekeeping the Trust's assets and portfolio accounting services for the Portfolios. DST serves as Transfer Agent to the Portfolios.



INDEPENDENT AUDITORS

         KPMG LLP, located at 99 High Street, Boston, MA 02110, serves as the Portfolios' independent auditors. The independent auditors examine financial statements for the Trust and provide other audit, tax, and related services.
For information regarding the Master Funds' independent auditors, please consult Master Funds' statement of additional information.

LEGAL COUNSEL

         Legal matters for the Trust are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

REGISTRATION STATEMENT

         This SAI and the accompanying Prospectus do not contain all the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted pursuant to the rules and regulations of the SEC.

         The Registration Statement, including the exhibits filed therewith, may be obtained from the SEC upon payment of the prescribed fee or examined at the offices of the SEC in Washington, D.C.

         Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

REPORTS TO SHAREHOLDERS.

         The fiscal year of the Trust ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by the independent accountants will be sent to shareholders each year.

                                APPENDIX A

                                ING FUNDS

                     PROXY VOTING PROCEDURES AND GUIDELINES
                          Effective as of July 10, 2003
                           As amended August 21, 2003

I.       INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the "Procedures and Guidelines") of the ING Funds set forth on Exhibit 1 attached hereto and each portfolio or series thereof (each a "Fund" and collectively, the "Funds"). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the assets in its investment portfolio (the "portfolio securities"). The Procedures and Guidelines have been approved by each of the Funds' Boards of Trustees/Directors(1) (each a "Board" and collectively, the "Boards"), including a majority of the independent Trustees/Directors(2) of the Board. These Procedures and Guidelines may be amended only by the Board. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.      VALUATION AND PROXY VOTING COMMITTEE

The Boards hereby delegate to the Valuation and Proxy Voting Committee of each Board (each a "Committee" and collectively, the "Committees") the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund. Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund's investment adviser (the "Adviser"). The Proxy Voting Procedures of the Adviser are attached hereto as Exhibit 2. Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination regarding the voting of proxies by the full Board. Each Committee may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined below and in the Adviser's

------------------
(1) Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Valuation and Proxy Voting Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Valuation and Proxy Voting Committee with respect to any other Fund.

(2) The independent Trustees/Directors are those Board members who are not "interested persons" within the meaning of Section 2(a)(19) the Investment Company Act of 1940.

proxy voting procedures) to deal in the first instance with the application of these Procedures and Guidelines. Each Committee shall conduct itself in accordance with its charter.

III.     DELEGATION OF VOTING RESPONSIBILITY

The Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of each Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate. Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Valuation and Proxy Voting Committee.

         When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund's custodian and therefore will not be voted.

When a Fund is a feeder in a master/feeder structure, proxies for the portfolio securities of the master fund will be voted pursuant to the master fund's proxy voting policies and procedures.

IV.      APPROVAL AND REVIEW OF PROCEDURES

         Each Fund's Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in Exhibit 2. The Board hereby approves such procedures. All material changes to such procedures must be approved by the Board or the Valuation and Proxy Voting Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Valuation and Proxy Voting Committee at its next regularly scheduled meeting.

V.       VOTING PROCEDURES AND GUIDELINES

The guidelines which are set forth in Exhibit 3 hereto specify the manner in which the funds generally will vote with respect to the proposals discussed therein.


A.       Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against" or "Abstain" on a proposal. However, the Agent shall be directed to refer proxy proposals to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, they appear to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

             B.       Matters Requiring Case-by-Case Consideration

     The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted a "case-by-case" consideration.

     Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

     The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

                  1. Votes in Accordance with Agent Recommendation

                     In the event the Proxy Group recommends a vote in
                  accordance with the Agent's recommendation, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in accordance with the Agent's recommendation.

                     2. Non-Votes

                     The Proxy Group may recommend that a Fund refrain from
                  voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

                  3. Votes Contrary to Procedures and Guidelines, or Agent
                     Recommendation, where applicable, or Where No Recommendation is Provided by Agent.

                     If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will then request that each member of the Proxy Group and each Investment Professional participating in the voting process provide a Conflicts Report (as such term is defined for purposes of the Adviser's proxy voting procedures).

                     If Counsel determines that a conflict of interest appears
                  to exist with respect to any of member of the Proxy Group or the relevant Investment Professional(s), the Proxy Coordinator will then call a meeting of the Valuation and Proxy Voting Committee and forward to such committee all information relevant to their review, including the following materials or a summary thereof: the applicable Procedures and Guidelines, the recommendation of the Agent where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser's proxy voting procedures).

                     If Counsel determines that there does not appear to be a
                  conflict of interest with respect to any member of the Proxy Group or the relevant Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

                  4. Referrals to a Fund's Valuation and Proxy Voting Committee

                     A Fund's Valuation and Proxy Voting Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee. The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

                     The Proxy Coordinator will maintain a record of all proxy
                  questions that have been referred to a Fund's Valuation and Proxy Voting Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.      CONFLICTS OF INTEREST

         In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends a vote contrary to the Procedures and Guidelines, or contrary to the recommendation of the Agent, or where the Procedures and Guidelines are silent and the Agent has made no recommendation, and Counsel has determined that a conflict of interest appears to exist with respect to any of member of the Proxy Group or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund's Valuation and Proxy Voting Committee for determination so that the Adviser shall have no opportunity to vote a Fund's proxy in a situation in which it may be deemed to have a conflict of interest.

VII.     REPORTING AND RECORD RETENTION

Beginning in August 2004, on an annual basis, each Fund will post its proxy voting record or a link thereto for the prior one-year period ending on June 30th on the ING Funds website. The proxy voting record posted for any Fund that is a feeder in a master/feeder structure will be that of the master fund. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC's website.

                                    EXHIBIT 1
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                                ING EQUITY TRUST
                                 ING FUNDS TRUST
                           ING INVESTMENT FUNDS, INC.
                               ING INVESTORS TRUST
                               ING MAYFLOWER TRUST
                                ING MUTUAL FUNDS
                               ING PARTNERS, INC.
                              ING PRIME RATE TRUST
                             ING SENIOR INCOME FUND
                          ING VARIABLE INSURANCE TRUST
                           ING VARIABLE PRODUCTS TRUST
                       ING VP EMERGING MARKETS FUND, INC.
                         ING VP NATURAL RESOURCES TRUST
                               USLICO SERIES FUND

Effective as of July 10, 2003

EXHIBIT 2

to the

ING Funds

Proxy Voting Procedures

                             ING Investments, LLC,

                            Directed Services, Inc.

                                     and

                     ING LIFE INSURANCE AND ANNUITY COMPANY

                             PROXY VOTING PROCEDURES

                          Effective as of July 10, 2003

                           As amended August 21, 2003

I.       INTRODUCTION

ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity
    Company (each an "Adviser" and collectively, the "Advisers") are the investment advisers for the registered investment companies and each series or portfolio thereof (each a "Fund" and collectively, the "Funds") comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for the Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund's respective Board of Directors or Trustees (each a "Board" and collectively, the "Boards") with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund's Board.

In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

         The following are the Proxy Voting Procedures of ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

         Unless otherwise noted, proxies will be voted in all instances.

II.      ROLES AND RESPONSIBILITIES

         A.       Proxy Coordinator

    The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund's proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines ("Procedures and Guidelines"). The Proxy Coordinator is authorized to direct the Agent to vote a Fund's proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, the proxy Coordinator will call a meeting of the Proxy Group.

         B.       Agent

             An independent proxy voting service (the "Agent"), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is responsible for coordinating with the Funds' custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund's Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

             The Agent shall be instructed to vote all proxies in accordance with the ING Funds' Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser's Proxy Group, or a Fund's Valuation and Proxy Voting Committee.

         The Agent shall be instructed to obtain all proxies from the Funds' custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator's attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

         C.       Proxy Group

    The Adviser shall establish a Proxy Group (the "Proxy Group") which shall assist in the review of the Agent's recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers' affiliates, are identified in Appendix 1, as may be amended from time at the Advisers' discretion.

    A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund's Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group.

    A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund's proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) the Proxy Coordinator has recommended the Proxy Group's consideration of a specific proxy proposal.

    For each proposal referred to the Proxy Group, it will review (1) the Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and (4) any other resources that the Proxy Group deems appropriate to aid in a determination of a recommendation.

    If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

    If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall follow the procedures for such voting as established by a Fund's Board.

         D.       Investment Professionals

    The Funds' Advisers, sub-advisers and/or portfolio managers (referred to herein as "Investment Professionals") may be asked to submit a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate.

III.     VOTING PROCEDURES

            A. In all cases, the adviser shall follow the voting procedures as set forth in the procedures and guidelines of the fund on whose behalf the adviser is exercising delegated authority to vote.

            B.    Routine Matters

                  The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against" or "Abstain" on a proposal. However, the Agent shall be directed to refer proxy proposals to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear or they appear to involve unusual or controversial issues.

            C.    Matters Requiring Case-by-Case Consideration

    The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted a "case-by-case" consideration.

    Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

    The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

                  1. Votes in Accordance with Agent Recommendation

                     In the event the Proxy Group recommends a vote in
                  accordance with the Agent's recommendation, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in accordance with the Agent's recommendation.

                  2. Non-Votes

                           The Proxy Group may recommend that a Fund refrain
                  from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

                  3. Votes Contrary to Procedures and Guidelines, or Agent
                     Recommendation, where applicable, or Where No Recommendation is Provided by Agent.

                           If the Proxy Group recommends that a Fund vote
                  contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will then request that each member of the Proxy Group and each Investment Professional participating in the voting process provide a Conflicts Report (as described below). Thereafter, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund's Board.

                  4. The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation and Proxy Voting Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.      CONFLICTS OF INTEREST

In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group and each Investment Professional participating in the voting process must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund's beneficial owners to unrelated objectives.

         For all matters for which the Proxy Group recommends a vote contrary to Procedures and Guidelines, or the recommendation of the Agent, where applicable, or where the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will request that each member of the Proxy Group and each Investment Professional participating in the voting process provide a Conflicts Report.

         Any Conflicts Report provided to the Proxy Coordinator must be completed and be received by the Proxy Coordinator within two (2) business days of the Coordinator's request. Such Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

         The Proxy Coordinator shall forward all Conflicts Reports and any other written materials establishing whether a conflict of interest exists to a member of the mutual funds practice group of ING US Legal Services ("Counsel") for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters in which a conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

V.   REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund's portfolio securities. Such proxy statements received from issuers are available either in the SEC's EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

                                   APPENDIX 1

                                     to the

                        ADVISERS' PROXY VOTING PROCEDURES

PROXY GROUP FOR REGISTERED INVESTMENT COMPANY CLIENTS OF ING INVESTMENTS, LLC, DIRECTED SERVICES, INC. AND ING LIFE INSURANCE AND ANNUITY COMPANY:

          NAME                                                TITLE OR AFFILIATION
Stanley D. Vyner                      Chief Investment Risk Officer and Executive Vice President of ING
                                      Investments, LLC

Karla J. Bos                          Acting Proxy Coordinator

Kimberly A. Anderson                  Vice President and Assistant Secretary, ING Investments, LLC

Maria Anderson                        Assistant Vice President - Manager Fund Compliance of ING Funds Services,
                                      LLC

Michael J. Roland                     Executive Vice President and Chief Financial Officer of ING Investments, LLC

J. David Greenwald                    Vice President - Fund Compliance of ING Fund Services, LLC

Megan L. Dunphy, Esq.                 Counsel, ING Americas US Legal Services

Theresa K. Kelety, Esq.               Counsel, ING Americas US Legal Services

         Effective as of July 10, 2003

                                   EXHIBIT 3

                                     to the

                       ING Funds Proxy Voting Procedures



                    PROXY VOTING GUIDELINES OF THE ING FUNDS

                          Effective as of July 10, 2003

                           As amended August 21, 2003



I.   INTRODUCTION

The following is a statement of the proxy voting Guidelines that have been adopted by the respective Boards of Directors or Trustees of each Fund.

Proxies must be voted in the best interest of the Fund. The Guidelines summarize the Funds' positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II. GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous Governance Provisions, Capital Structure, Executive and Director Compensation, State of Incorporation,
                                       60

         Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues.

In all cases where "case-by-case" consideration is noted, it shall be the policy of the Funds to vote in accordance with the recommendation provided by the Funds' Agent, Institutional Shareholder Services, Inc. Such policy may be overridden in any case pursuant to the procedures outlined herein.

1.       The Board of Directors

         -        VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees should be made on a CASE-BY-CASE basis.

SEPARATING CHAIRMAN AND CEO

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately.

         -        PROPOSALS SEEKING A MAJORITY OF INDEPENDENT DIRECTORS

Evaluate on a CASE-BY-CASE basis shareholder proposals asking that a majority of directors be independent. Vote for shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors.

         -        STOCK OWNERSHIP REQUIREMENTS

Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

         -        TERM OF OFFICE

Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.

         -        AGE LIMITS

Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

         -        DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote against proposals to limit or eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if:

    (1) The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

    (2)  Only if the director's legal expenses would be covered.

2.       Proxy Contests

                  VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

REIMBURSE PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.       Auditors

RATIFYING AUDITORS

Generally, vote FOR proposals to ratify auditors.

                  NON-AUDIT SERVICES

Consider on a CASE-BY-CASE basis proposals to approve auditors when total non-audit fees exceed the total of audit fees, audit-related fees and permissible tax fees.

AUDITOR INDEPENDENCE

         Generally, vote against shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).

AUDIT FIRM ROTATION (SHAREHOLDER PROPOSALS):

Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.       Proxy Contest Defenses

                  BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS

Generally, vote AGAINST proposals to classify the board.

Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

                  SHAREHOLDER ABILITY TO REMOVE DIRECTORS

Generally, vote AGAINST proposals that provide that directors may be removed only for cause.

Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

                  CUMULATIVE VOTING

Generally, vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

                  SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

                  SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

Review on a CASE-BY-CASE basis proposals that seek to fix the size of the board.

Review on a CASE-BY-CASE basis proposals that give management the ability to alter the size of the board without shareholder approval.

5.       Tender Offer Defenses

                  POISON PILLS

Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.

Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

FAIR PRICE PROVISIONS

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis.

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

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

                  GREENMAIL

Generally, vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

                  PALE GREENMAIL

Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

                  UNEQUAL VOTING RIGHTS

Generally, vote AGAINST dual-class exchange offers.

Generally, vote AGAINST dual-class recapitalizations.

                  SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

                  WHITE SQUIRE PLACEMENTS

Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

6.       Miscellaneous Governance Provisions

CONFIDENTIAL VOTING

Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:

    - In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.

    -    If the dissidents agree, the policy remains in place.

    - If the dissidents do not agree, the confidential voting policy is waived.

    Generally, vote FOR management proposals to adopt confidential voting.

                  EQUAL ACCESS

Generally, vote FOR shareholder proposals that would allow significant company shareholders (defined as those holding more than $5 million in securities of the company in question) equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

                  BUNDLED PROPOSALS

Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals.

                  SHAREHOLDER ADVISORY COMMITTEES

Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

7.       Capital Structure

                  COMMON STOCK AUTHORIZATION

Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis.

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.

                  STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company's industry and performance in terms of shareholder returns.

                  REVERSE STOCK SPLITS

Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.

PREFERRED STOCK

Generally, vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

Generally, vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense.

Generally, vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

                  SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK

Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

                  ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

Generally, vote FOR management proposals to reduce the par value of common stock.

                  PREEMPTIVE RIGHTS

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

                  DEBT RESTRUCTURINGS

Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

SHARE REPURCHASE PROGRAMS

Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

                  TRACKING STOCK

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.       Executive and Director Compensation

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis.

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                  MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Generally, vote AGAINST management proposals seeking approval to reprice options.

DIRECTOR COMPENSATION

Votes on stock-based plans for directors are made on a CASE-BY-CASE basis.

                  EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be made on a CASE-BY-CASE basis.

                  OBRA-RELATED COMPENSATION PROPOSALS:

    AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANTS OR AMEND ADMINISTRATIVE
    FEATURES

    Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

    AMENDMENTS TO ADD PERFORMANCE-BASED GOALS

    Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

    AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA

    Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis.

    APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS

    Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY

Generally, vote FOR shareholder proposals that seek additional disclosure of executive and director pay information.

Review on a CASE-BY-CASE basis all other shareholder proposals that seek to limit executive and director pay.

GOLDEN AND TIN PARACHUTES

Generally, vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

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EMPLOYEE STOCK OWNERSHIP PLANS (ESOPs)

Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).

401(k) EMPLOYEE BENEFIT PLANS

Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

EXPENSING OF STOCK OPTIONS

Consider shareholder proposals to expense stock options on a CASE-BY-CASE basis.

9.       State of Incorporation

VOTING ON STATE TAKEOVER STATUTES

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

VOTING ON REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be examined on a CASE-BY-CASE basis.

10.      Mergers and Corporate Restructurings

MERGERS AND ACQUISITIONS

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

CORPORATE RESTRUCTURING

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spinoffs, liquidations, and asset sales should be considered on a CASE-BY-CASE basis.

SPINOFFS

Votes on spinoffs should be considered on a CASE-BY-CASE basis.

ASSET SALES

Votes on asset sales should be made on a CASE-BY-CASE basis.

LIQUIDATIONS

Votes on liquidations should be made on a CASE-BY-CASE basis.

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ADJOURNMENT

Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

APPRAISAL RIGHTS

Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

CHANGING CORPORATE NAME

Generally, vote FOR changing the corporate name.

11.       Mutual Fund Proxies

ELECTION OF DIRECTORS

Vote the election of directors on a CASE-BY-CASE basis.

CONVERTING CLOSED-END FUND TO OPEN-END FUND

Vote conversion proposals on a CASE-BY-CASE basis.

PROXY CONTESTS

Vote proxy contests on a CASE-BY-CASE basis.

INVESTMENT ADVISORY AGREEMENTS

Vote the investment advisory agreements on a CASE-BY-CASE basis.

APPROVING NEW CLASSES OR SERIES OF SHARES

Generally, vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS

Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 ACT POLICIES

Vote these proposals on a CASE-BY-CASE basis.

CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION

Vote these proposals on a CASE-BY-CASE basis.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL

Generally, vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

NAME RULE PROPOSALS

Vote these proposals on a CASE-BY-CASE basis.

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION

Vote these proposals on a CASE-BY-CASE basis.
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CHANGES TO THE CHARTER DOCUMENT

Vote changes to the charter document on a CASE-BY-CASE basis.

CHANGING THE DOMICILE OF A FUND

Vote reincorporations on a CASE-BY-CASE basis.

CHANGE IN FUND'S SUBCLASSIFICATION

Vote these proposals on a CASE-BY-CASE basis.

AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL

Generally, vote FOR these proposals.

DISTRIBUTION AGREEMENTS

Vote these proposals on a CASE-BY-CASE basis.

MASTER-FEEDER STRUCTURE

Generally, vote FOR the establishment of a master-feeder structure.

CHANGES TO THE CHARTER DOCUMENT

Vote changes to the charter document on a CASE-BY-CASE basis.

MERGERS

Vote merger proposals on a CASE-BY-CASE basis.

ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

TERMINATE THE INVESTMENT ADVISOR

Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.      Social and Environmental Issues

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

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